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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

California Investment Trust
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

_________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2009

Date of reporting period: August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

The Report to Shareholders is attached herewith.

Annual Report

August 31, 2009

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 225-8778

WWW.CALTRUST.COM

EMAIL US AT INFO@CALTRUST.COM

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Historical Performance and Manager’s Discussion	August 31, 2009

On the following pages are line graphs comparing each of the Fund’s performance to a comparable broad based securities market index for the 10 years ended August 31, 2009, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The object of the graph is to permit a comparison of the performance of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund’s average annual total return for the one-year, five-year, ten-year period, and/or since inception, through August 31, 2009.

Bond Funds

During the last fiscal year, the financial markets experienced the greatest upheaval since the Great Depression. The government bailouts of Fannie Mae and Freddie Mac, large US money center banks, and US automobile companies represented unprecedented intervention in the financial system. The Federal Reserve Bank lowered the Federal Funds rate to 0.25%, where it remains as of this writing.

The primary causes for this crisis center on the real estate market and the easy credit conditions that were endorsed through fiscal and monetary policies. Homebuyers were enticed by exotic mortgage structures that allowed them to pay interest only, or less, with little to no down payment. These loan structures allowed buyers to bid up the price of homes, which made the exotic structures more attractive to assist with home affordability. Things were just fine so long as home prices continued to rise and interest rates continued to fall. Then a tipping point was reached. Borrowers were experiencing resets on their mortgages and were unable to afford the payments and could not refinance. Defaults and foreclosures began to rise. Home values sagged. Banks and financial institutions came under stress as these mortgages on their balance sheets became “toxic”. Credit dramatically contracted, as banks became uncomfortable lending not only to people and businesses, but to each other as well.

The London Interbank Offer Rate (LIBOR) increased dramatically, reflecting this concern. This credit contraction extended to other market participants such as hedge funds. Funds experienced redemptions from financial institutions requiring liquidity. Their credit lines were shut down or severely curtailed which further exacerbated the problem. The virtuous cycle that had been driving markets higher became a vicious one driving them lower.  Investors sought the safety of US Treasuries and cash. For a while Treasury bill rates were actually negative – investors would happily loan their money to the US Government for a premium just for the privilege of having the government return their money.

As the year progressed, investors began to get their appetite back for risk assets. Spreads between corporate bonds and mortgages to treasuries have narrowed. The S&P 500 has rebounded from its March low of 666. However, a great deal of stress remains in the system, and it is unclear if the storm has passed or if we are just in its eye.

During the fiscal year the U.S. Government Securities Fund added more long Treasury exposure at the expense of GNMA Mortgages. The Fund’s duration is 8.52, and total return for the period is 2.73%. All of the securities in the portfolio are backed by the full faith and credit of the United States Treasury.

As of fiscal year end August 31, 2009, the total return for the Direct Shares of the Short-term U.S. Government Bond Fund was 3.49% and it had duration of 1.93. The Fund continues to predominantly hold US Treasury Notes with maturities of 1 to 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States Treasury.

The California municipal market yield curve does not necessarily move in lock step with US Treasury yields, but is subject to many of the same forces as the Treasury curve. The difference in yield between the 1 year and 30 year State of California general obligation bonds began the year at 313 basis points. At fiscal year end, the difference was 401 basis points with the shorter end of the curve rallying by 118 basis points from 1.58% to 0.40%. Credit spreads likewise tightened, with lesser credits outperforming stronger ones. The State of California and a majority of its municipalities continue to face budgetary stresses. The State issued IOUs earlier this year to preserve cash, and while the legislature has passed a budget that has over $25 billion in cuts, it is not clear the State has addressed its issues on a permanent basis. Housing remains a large issue. A great deal of state and municipal revenue is derived from property taxes. Lower housing values, combined with a slower economy will have an impact on revenues to state and local municipalities.

The California Tax-Free Income Fund’s total return for the full fiscal year ended August 31, 2009 was 3.44% and the duration was 6.25 at the end of that period. The portfolio had an average credit rating of AA-.

California Insured Intermediate Fund followed a similar pattern to the California Tax-Free Income Fund. The Fund’s total return was 3.97% with duration of 2.25. Due to the downgrading of certain monoline insurers, the average credit quality of the portfolio was AA-.

Average Annual Total Returns* for the periods ended 8/31/09	One Year	Five Year (Annualized)	Ten Year (Annualized)	Average Annual Total Returns* for the periods ended 8/31/09	One Year	Five Year (Annualized)	Ten Year (Annualized)
California Tax-Free Income Fund	3.44%	2.83%	4.19%	California Insured Intermediate Fund	3.97%	2.87%	4.03%
Barclays Municipal Bond Index	5.67%	4.16%	5.40%	Barclays 5 Yr. Municipal Bond Index	6.96%	4.23%	5.04%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion – (Continued)	August 31, 2009

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
U.S. Government Securities Fund	2.73%	3.60%	4.84%
Barclays GNMA Index	9.02%	5.64%	6.38%
Barclays Treasury Index	6.09%	5.10%	6.18%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
U.S. Government Securities Fund	2.19%	3.08%	3.24%
Barclays GNMA Index	9.02%	5.63%	5.47%
Barclays Treasury Index	6.09%	5.10%	4.73%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception*** (Annualized)
Short-Term U.S. Government Bond Fund	3.49%	3.38%	3.60%
Barclays 1-3 Yr. Treasury Index	4.11%	3.97%	4.66%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Short-Term U.S. Government Bond Fund	2.93%	2.85%	2.49%
Barclays 1-3 Yr. Treasury Index	4.11%	3.97%	3.57%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was 10/16/03.

***	Commencement of operations was 1/18/00.

Historical Performance and Manager’s Discussion – (Continued)	August 31, 2009

Stock Funds

By definition, the objective for managing the Index Funds is to match the performance of the Funds to their index benchmarks. Each of our Index Funds tracked their respective benchmarks tightly during this last fiscal year. We measure the Index Fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a Fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of .999 or greater.

All equity funds suffered significant losses during the fiscal year during the most turbulent financial markets witnessed in a generation. Index funds were no exception. Declines in the three S&P Funds ranged from –17.86% for the 500 Index Fund to –22.04% for the SmallCap Index Fund. The MidCap Index Fund split the middle of these down –18.90%. Even though significant, these losses mask the more significant market declines during the year where markets reached a multi year low during March of 2009 where the S&P 500 fund was down almost 46% and the SmallCap fund was down 52.5%.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index Funds (S&P 500 Index Fund, MidCap Index Fund and SmallCap Index Fund) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market capitalizations represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, SmallCap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index hit a low on March 9th closing down 43.92% from the beginning of the period. Like the other equity funds, it recovered significantly and finished down 12.14% for the period. It was the best performing index fund in our family of index funds finishing the fiscal year down only 12.14%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As I write this, Apple Inc. makes up almost 15% of the index and the top 10 holdings combined represent approximately 47% of the index. This index provides investors with an index that has a strong technology exposure as well as the related volatility.

The European Growth & Income Fund is managed using ADRs for many of the stocks that make up the Dow Stoxx 50, a European large cap index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund was down 13.27% for the year and outperformed its benchmark, which was down 16.52%. This Fund generally provides investors a low-cost, highly efficient tool to diversify internationally. It did not hedge the currency risk during the previous fiscal year and does not plan to do so this year. The Fund did not hold all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the Manager may elect to invest in the foreign stocks directly in the future as the Fund grows, international custody becomes more economical, or the availability of ADRs is insufficient.

The Equity Income Fund is a multi-cap value fund that focuses on income as well as potential for capital appreciation. The S Class shares were down 14.48% for the fiscal year. The performance of the Fund exceeded the U.S. stock market, as measured by the S&P 500 Index, by 3.77%. The S Class also out-performed the S&P 500/Citigroup Value Index by 6.05% for the year. At times during the year, the Fund invested a portion of its holdings in S&P 500 futures contracts to maintain up to 100% exposure to the US equity markets. The Fund’s portfolio maintained a focus on Financial Services, Consumer Non-Cyclical, and Consumer Cyclical over the year. The strategy of focusing on quality companies that have strong balance sheets has continued. By this, I am investing in companies that have strong cash balances and very little debt maturing in the near term. Ideal candidates have relatively strong cash flows from ongoing earnings and in many cases; free cash flow yields significantly higher than 30-year US Treasury securities.

The US economy remains under significant pressure as of the writing of this summary but for reasons that are unique to circumstances last fall. Official unemployment rates in the United States continue to increase and our economy, as well as the broader world economy, has been driven by the spending of the American consumer. Housing prices have fallen significantly and discussions in the press about “shadow inventory” of 7 million units (houses for sale but not officially listed as such for various reasons) will likely further depress values for some period of time. Housing price trends tend to last so long that people forget that the trend can be reversed. As such, a major driver of potential growth, the American consumer, is under water on their house and increasingly more likely to be unemployed. Additionally, commercial real estate asset valuations appear to be collapsing and bank exposure to these assets appears to be the most significant short-term economic issue for the US economy.

On the positive side, credit markets have improved significantly, LIBOR rates have tightened significantly, and IPO markets are beginning to open up. Anecdotally, it appears that the traditional capital markets are starting to function normally going into the fall and Wall Street firms are hiring again. Net interest margins, an important barometer for future profitability of banks, are significant and earnings announcements for the third quarter have largely been positive. This signals that regardless of their capital position, banks will likely generate significant cash flows from continuing operations.

The Fed has cut rates to essentially zero. Yields on three-month T-bills are trading close to 6 basis points. Ultimately, we believe the multitude of actions will assist us through the ongoing economic problems and will result in much stronger balance sheets for the surviving companies. But the uncertain ride will be unpredictable and test investor confidence in new ways.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Historical Performance and Manager’s Discussion – (Continued)	August 31, 2009

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P 500 Index Fund	-17.86%	0.40%	-0.78%
S&P 500 Composite Stock Price Index	-18.25%	0.49%	-0.79%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P 500 Index Fund	-18.29%	-0.07%	0.95%
S&P 500 Composite Stock Price Index	-18.25%	0.49%	1.53%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P MidCap Index Fund	-18.90%	3.21%	6.36%
S&P MidCap 400 Index	-18.19%	3.97%	6.54%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P MidCap Index Fund	-19.31%	2.72%	3.49%
S&P MidCap 400 Index	-18.19%	3.97%	4.59%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was 10/16/03.

Historical Performance and Manager’s Discussion – (Continued)	August 31, 2009

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P SmallCap Index Fund	-22.04%	2.25%	5.89%
S&P SmallCap 600 Index	-20.75%	2.86%	6.58%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P SmallCap Index Fund	-22.43%	1.77%	2.84%
S&P SmallCap 600 Index	-20.75%	2.86%	3.99%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Equity Income Fund	-14.48%	1.91%	1.95%
S&P / Citigroup Value Index	-20.53%	0.04%	0.57%
S&P 500 Composite Stock Price Index	-18.25%	0.49%	-0.79%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Equity Income Fund	-14.91%	1.33%	2.70%
S&P / Citigroup Value Index	-20.53%	0.04%	1.83%
S&P 500 Composite Stock Price Index	-18.25%	0.49%	1.53%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was 10/16/03.

Historical Performance and Manager’s Discussion – (Continued)	August 31, 2009

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception*** (Annualized)
European Growth & Income Fund	-13.27%	5.39%	-0.17%
Dow Jones Stoxx 50 Index (USD)	-16.52%	4.88%	-0.63%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
European Growth & Income Fund	-13.69%	4.94%	5.64%
Dow Jones Stoxx 50 Index (USD)	-16.52%	4.88%	5.97%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception*** (Annualized)
Nasdaq-100 Index Fund	-12.14%	3.70%	-8.54%
Nasdaq-100 Index	-12.57%	4.02%	-7.92%

K SHARES Average Annual Total Returns* for the periods ended 8/31/09
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Nasdaq-100 Index Fund	-12.58%	3.22%	1.90%
Nasdaq-100 Index	-12.57%	4.02%	2.72%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**	K Share commencement of operations was 10/16/03.

***	Commencement of operations was 1/18/00.

About Your Fund’s Expenses August 31, 2009

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,033	$3.69	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.67	0.72%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,010	$3.45	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.47	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 989	$3.71	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$ 987	$6.21	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,007	$2.98	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.01	0.59%
K Shares
Based on Actual Fund Return	$1,000	$1,004	$5.51	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.55	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.19	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.24	1.03%

About Your Fund’s Expenses August 31, 2009 – (Continued)

	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period*	Net Annual Expense Ratio
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,399	$2.18	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.84	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,396	$5.19	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.38	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,460	$3.60	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,456	$6.69	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.50	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,453	$4.58	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,451	$7.66	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,459	$5.33	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.38	0.86%
K Shares
Based on Actual Fund Return	$1,000	$1,456	$8.42	1.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.92	1.36%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,535	$6.39	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.09	1.00%
K Shares
Based on Actual Fund Return	$1,000	$1,531	$9.57	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.63	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,466	$3.05	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.50	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,460	$6.14	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	0.99%

*
Expenses are equal to the Fund’s annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns	August 31, 2009

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	$4,201,548	4.0%
2	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	3,990,440	3.8%
3	LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	3,929,240	3.8%
4	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,209,550	3.1%
5	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,202,917	3.1%
6	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,198,482	3.1%
7	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,169,170	3.0%
8	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,003,270	2.9%
9	KERN HIGH SCHOOL DISTRICT	Series General Obligation Refunding Bonds; 2004 Series A	2,979,359	2.9%
10	CALIFORNIA, STATE OF	Variable Purpose	2,838,600	2.7%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Bonds; Series 2001A	$745,864	5.0%
2	MONTEREY, COUNTY OF	Certificates of Participation	651,042	4.4%
3	EASTERN MUNICIPAL WATER DISTRICT	Certificates of Participation; Series A	586,372	3.9%
4	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	2005 General Obligation Refunding Bonds	560,235	3.8%
5	BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY	Lease Revenue Refunding; Series A	557,510	3.7%
6	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	San Juan Power Project 2002 Refunding; Series A	556,660	3.7%
7	FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT	General Obligation Refunding Bonds 2005	554,330	3.7%
8	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2002 Series A	548,745	3.7%
9	CHAFFEY UNION HIGH SCHOOL DISTRICT	General Obligation Bonds; Series C	545,115	3.7%
10	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Refunding Bonds; Series B	542,665	3.6%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	MODESTO, CITY OF	Series A	$3,400,000	4.6%
2	SAN FRANCISCO, CITY AND COUNTY	Series D	3,000,000	4.0%
3	SANTA CLARA COUNTY FINANCING AUTHORITY	El Camino Hospital; Series A	3,000,000	4.0%
4	SANTA CLARA COUNTY FINANCING AUTHORITY	Multiple Facilities Project	3,000,000	4.0%
5	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	2,800,000	3.8%
6	ORANGE COUNTY SANITATION DISTRICT	Series B	2,795,000	3.8%
7	SAN DIEGO COUNTY & SCHOOL DISTRICT	Tax and Revenue Anticipation Notes	2,524,926	3.4%
8	SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY	2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	3.2%
9	CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY	Refunding Revenue Bonds; Stanford Hospital and Clinics, 2008 Series A-1	2,000,000	2.7%
10	CALIFORNIA, STATE OF	General Obligation Bonds; Series A-2	2,000,000	2.7%

Top Holdings and Sector Breakdowns (Continued)	August 31, 2009

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	8/15/2039	$7,277,348	24.9%
2	United States Treasury Bond	5/15/2016	3,787,032	12.9%
3	United States Treasury Note	11/15/2018	2,978,620	10.2%
4	Government National Mortgage Association I	4/15/2036	2,797,822	9.6%
5	Government National Mortgage Association	3/15/2038	2,735,966	9.3%
6	United States Treasury Note	10/31/2013	2,571,290	8.8%
7	United States Treasury Note	5/15/2038	2,423,987	8.3%
8	Government National Mortgage Association	6/15/2038	1,919,679	6.6%
9	Government National Mortgage Association I	7/15/2020	1,158,548	4.0%
10	Government National Mortgage Association I	1/15/2026	516,386	1.8%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	12/15/2011	$1,798,454	11.2%
2	United States Treasury Note	6/15/2012	1,418,813	8.8%
3	United States Treasury Note	1/15/2012	1,097,939	6.8%
4	United States Treasury Note	1/31/2011	1,003,790	6.2%
5	United States Treasury Note	7/15/2012	1,002,344	6.2%
6	United States Treasury Note	8/15/2012	907,453	5.6%
7	United States Treasury Note	1/15/2011	839,844	5.2%
8	United States Treasury Note	8/31/2011	750,641	4.7%
9	United States Treasury Note	5/31/2011	749,328	4.7%
10	United States Treasury Note	11/15/2011	709,844	4.4%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bills	10/1/2009	$8,198,826	28.6%
2	United States Treasury Bills	12/17/2009	7,195,313	25.2%
3	United States Treasury Bills	9/17/2009	4,799,713	16.8%
4	United States Treasury Bills	11/12/2009	4,398,502	15.4%
5	Citigroup US CP	9/8/2009	3,999,829	14.0%

Top Holdings and Sector Breakdowns (Continued)	August 31, 2009

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Exxon Mobil Corp	$2,785,362	3.8%
2	Microsoft Corp	1,564,190	2.1%
3	JPMorgan Chase & Co	1,405,627	1.9%
4	Johnson & Johnson	1,380,752	1.9%
5	Procter & Gamble Co/The	1,307,568	1.8%
6	International Business Machines Corp	1,293,238	1.8%
7	AT&T Inc	1,274,236	1.7%
8	Apple Inc	1,239,371	1.7%
9	General Electric Co	1,220,364	1.7%
10	Chevron Corp	1,162,403	1.6%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Vertex Pharmaceuticals Inc	$912,916	0.8%
2	priceline.com Inc	904,017	0.8%
3	Ross Stores Inc	833,270	0.7%
4	Everest Re Group Ltd	731,136	0.6%
5	Newfield Exploration Co	723,232	0.6%
6	Henry Schein Inc	673,376	0.6%
7	Energizer Holdings Inc	638,989	0.6%
8	Dollar Tree Inc	632,790	0.6%
9	Pride International Inc	630,759	0.6%
10	Lubrizol Corp	605,722	0.5%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill 11/19/2009	$1,599,571	6.6%
2	Atmos Energy Corp	161,751	0.7%
3	Mednax Inc	156,939	0.6%
4	Senior Housing Properties Trust	150,450	0.6%
5	Varian Semiconductor Equipment Associates Inc	147,195	0.6%
6	Kirby Corp	130,268	0.5%
7	Rock-Tenn Co	129,097	0.5%
8	Skyworks Solutions Inc	126,775	0.5%
9	Piedmont Natural Gas Co Inc	115,775	0.5%
10	ProAssurance Corp	115,290	0.5%

Top Holdings and Sector Breakdowns (Continued)	August 31, 2009

Equity Income Fund
Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill 11/19/2009	$1,199,678	6.4%
2	Caterpillar Inc	783,501	4.2%
3	Baxter International Inc	729,202	3.9%
4	Coca-Cola Co/The	707,165	3.8%
5	Intel Corp	667,776	3.6%
6	Healthsouth Corp	624,400	3.3%
7	Morgan Stanley	608,160	3.2%
8	AT&T Inc	553,406	2.9%
9	Exxon Mobil Corp	534,944	2.8%
10	JPMorgan Chase & Co	499,790	2.7%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	BP PLC ADR	$662,470	5.5%
2	HSBC Holdings PLC ADR	623,585	5.1%
3	Banco Santander SA ADR	570,262	4.7%
4	Nestle SA ADR	514,477	4.2%
5	Vodafone Group PLC ADR	504,621	4.2%
6	Novartis AG ADR	499,878	4.1%
7	Total SA ADR	472,936	3.9%
8	GlaxoSmithKline PLC ADR	468,731	3.9%
9	Telefonica SA ADR	467,184	3.8%
10	Royal Dutch Shell A PLC ADR	400,493	3.3%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$2,269,321	12.7%
2	United States Treasury Bill 11/19/2009	1,699,544	9.5%
3	QUALCOMM Inc	1,002,997	5.6%
4	Microsoft Corp	819,218	4.6%
5	Google Inc	732,670	4.1%
6	Oracle Corp	499,795	2.8%
7	Cisco Systems Inc	489,240	2.7%
8	Research In Motion Ltd	449,319	2.5%
9	Gilead Sciences Inc	439,065	2.5%
10	Intel Corp	429,849	2.4%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (93.80%)
BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$509,525
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,033,440
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,916,892
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	39,789
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,301,402
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,202,917
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,447,950
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,929,780
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	3,990,440
Variable Purpose	2,000,000	5.000%	3/1/2028	1,983,320
Variable Purpose	3,000,000	5.000%	4/1/2038	2,838,600
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	1,000,000	5.000%	8/1/2030	1,025,120
CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E	1,410,000	6.250%	10/1/2012	1,503,116
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,094,569
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,198,482
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	1,000,000	6.000%	7/1/2012	1,053,190
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	740,140
KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,678,611
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,979,359
LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994	1,015,000	7.300%	9/1/2009	1,015,000
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	3,929,240
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B	1,105,000	6.500%	7/1/2010	1,148,581
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A	2,450,000	6.000%	7/1/2014	2,805,569
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,027,310
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,233,320
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	1,235,000	6.125%	7/1/2013	1,312,472
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,003,270
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,034,760
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,660,000	5.500%	2/1/2014	1,673,844
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,209,550
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	926,090
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	867,530
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,999,840
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,769,355
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,641,643
SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000	2,500,000	5.700%	8/1/2022	2,587,575

See accompanying notes to financial statements

California Tax-Free Income Fund	Portfolio of Investments - (continued)	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	$2,000,000	6.000%	11/15/2012	$2,251,440
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,984,238
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,302,124
SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds	910,000	7.000%	7/1/2010	949,248
SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A	1,045,000	7.250%	8/1/2010	1,091,085
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	691,500
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,018,140
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,027,250
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	2,002,544
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	2,400,000	6.000%	8/1/2011	2,482,632
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,201,548
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,169,170
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	735,076
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,172,221
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,031,460
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	955,551
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,283,415

Total Long-Term Securities (Cost $100,105,027)				101,000,233

VARIABLE RATE DEMAND NOTES* (2.73%)

CALIFORNIA, STATE OF
Series A-2	400,000	0.150%	9/1/2009	400,000
IRVINE RANCH WATER DISTRICT
District No. 105, 140, 240, and 250	200,000	0.110%	9/1/2009	200,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-2	145,000	0.120%	9/1/2009	145,000
Series B-3	600,000	0.110%	9/1/2009	600,000
ORANGE COUNTY SANITATION DISTRICT
Series 2000-B	1,290,000	0.180%	9/1/2009	1,290,000
TUSTIN, CITY OF
Reassessment District No. 95-2, Series A	300,000	0.120%	9/1/2009	300,000

Total Variable Rate Demand Notes (Cost $2,935,000)				2,935,000

Total Investments (Cost $103,040,027) (a) (96.53%)				103,935,233
Other Net Assets (3.47%)				3,732,276
Net Assets (100.00%)				$107,667,509

(a) Aggregate cost for federal income tax purposes is $102,879,468.
At August 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$3,799,376
Unrealized depreciation				(2,743,611)
Net unrealized appreciation				$1,055,765

* Stated maturity reflects next reset date.

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (94.32%)
ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A	$500,000	5.250%	8/1/2013	$516,875
BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	500,000	5.000%	8/1/2017	502,160
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	557,510
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	520,655
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	418,516
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	540,585
University of California Research Project	400,000	5.250%	11/1/2014	442,360
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	531,995
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	545,115
EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A	550,000	5.250%	7/1/2012	586,372
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	554,330
FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	535,265
IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects	275,000	5.200%	11/1/2009	276,705
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	529,795
LOS ANGELES UNIFIED SCHOOL DISTRICT
Election of 2004; Series F	500,000	5.000%	7/1/2010	516,335
MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	651,042
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	560,235
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	548,745
OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001	500,000	5.500%	10/1/2012	526,685
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	519,950
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	540,060
Water Revenue Bonds; Series 2001A	700,000	5.000%	11/1/2015	745,864
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	542,665
SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B	400,000	5.500%	5/15/2010	412,740
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	556,660
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O	500,000	5.750%	9/1/2010	524,635
WALNUT, CITY OF
Public Financing Authority Tax Allocation	500,000	5.375%	9/1/2013	517,055

Total Long-Term Securities (Cost $13,821,484)				14,220,909

VARIABLE RATE DEMAND NOTES* (4.64%)

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 97-16	100,000	0.100%	9/1/2009	100,000
IRVINE RANCH WATER DISTRICT
District No. 105, 140, 240, and 250	100,000	0.110%	9/1/2009	100,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-3	500,000	0.110%	9/1/2009	500,000

Total Variable Rate Demand Notes (Cost $700,000)				700,000

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments - (continued)	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Total Investments (Cost $14,521,484) (a) (98.96%)				$14,920,909
Other Net Assets (1.04%)				156,276
Net Assets (100.00%)				$15,077,185

(a) Aggregate cost for federal income tax purposes is $14,521,389.
At August 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$426,781
Unrealized depreciation				(27,261)
Net unrealized appreciation				$399,520

* Stated maturity reflects next reset date.

California Tax Free Money Market Fund	Portfolio of Investments	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
COMMERCIAL PAPER (2.69%)
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Commercial Paper Notes	$2,000,000	0.450%	9/17/2009	$2,000,000

Total Commercial Paper (Cost $2,000,000)				2,000,000

LONG-TERM SECURITIES (2.09%)

LOS ANGELES, CITY OF
Series A	1,550,000	4.000%	9/1/2009	1,550,000

Total Long-Term Securities (Cost $1,550,000)				1,550,000

TAX AND REVENUE ANTICIPATION NOTES (3.40%)

SAN DIEGO COUNTY & SCHOOL DISTRICT
Tax and Revenue Anticipation Notes	2,500,000	2.000%	6/30/2010	2,524,926

Total Tax & Revenue Anticipation Notes (Cost $2,524,926)				2,524,926

VARIABLE RATE DEMAND NOTES* (91.54%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.210%	9/3/2009	1,450,000
ANAHEIM UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,680,000	0.500%	9/3/2009	1,680,000
BAY AREA TOLL AUTHORITY
Variable Rate Demand Bonds	1,300,000	0.180%	9/3/2009	1,300,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B-4	2,000,000	0.150%	9/1/2009	2,000,000
Power Supply Revenue Bonds; Series B-5	250,000	0.160%	9/1/2009	250,000
Power Supply Revenue Bonds; Series F-1	600,000	0.130%	9/1/2009	600,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Health Facility - Catholic West	100,000	0.260%	9/2/2009	100,000
Refunding Revenue Bonds; Stanford Hospital and Clinics, 2008 Series A-1	2,000,000	0.550%	6/16/2010	2,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project	945,000	0.450%	9/2/2009	945,000
Revenue Refunding Bonds - Series 2007A	2,000,000	0.250%	9/2/2009	2,000,000
Revenue Refunding Bonds - Series 2007B	600,000	0.250%	9/2/2009	600,000
CALIFORNIA, STATE OF
General Obligation Bonds; Series A-2	2,000,000	0.150%	9/1/2009	2,000,000
General Obligation Bonds; Series C-1	2,000,000	0.210%	9/3/2009	2,000,000
Kindergarten-University; Series A-5	600,000	0.150%	9/1/2009	600,000
Kindergarten-University; Series A-7	2,000,000	0.270%	9/3/2009	2,000,000
Kindergarten-University; Series B-3	800,000	0.160%	9/1/2009	800,000
Kindergarten-University; Series B-5	800,000	0.200%	9/3/2009	800,000
Series B; Subseries B-1	800,000	0.260%	9/2/2009	800,000

See accompanying notes to financial statements

California Tax Free Money Market Fund	Portfolio of Investments - (continued)	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
CARLSBAD UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	$1,700,000	0.500%	9/3/2009	$1,700,000
CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.140%	9/2/2009	2,000,000
EASTERN MUNICIPAL WATER DISTRICT
Series G	1,100,000	0.230%	9/2/2009	1,100,000
IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 94-13	2,000,000	0.100%	9/1/2009	2,000,000
Assessment District No. 97-16	1,000,000	0.100%	9/1/2009	1,000,000
IRVINE RANCH WATER DISTRICT
Districts 105, 140, 240 & 250	500,000	0.110%	9/1/2009	500,000
General Obligation; Consolidated Series 1993	1,500,000	0.120%	9/1/2009	1,500,000
LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A	1,370,000	0.500%	9/2/2009	1,370,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Series B-2	1,200,000	0.100%	9/1/2009	1,200,000
LOS ANGELES UNIFIED SCHOOL DISTRICT
Belmont Learning Complex; Series A	1,130,000	0.190%	9/2/2009	1,130,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2005 Authorization; Series B-1	1,300,000	0.200%	9/3/2009	1,300,000
Water Revenue Refunding Bonds; 2001 Series C-1	2,000,000	0.080%	9/1/2009	2,000,000
Water Revenue Refunding Bonds; 2001 Series C-2	500,000	0.080%	9/1/2009	500,000
MODESTO, CITY OF
Series A	3,400,000	0.410%	9/3/2009	3,400,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.290%	9/2/2009	1,260,000
ORANGE COUNTY SANITATION DISTRICT
Series B	2,795,000	0.180%	9/1/2009	2,795,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.500%	9/3/2009	1,600,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	0.230%	9/2/2009	2,400,000
SAN FRANCISCO, CITY AND COUNTY
Series D	3,000,000	0.600%	9/2/2009	3,000,000
SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.230%	9/3/2009	1,720,000
SANTA CLARA COUNTY FINANCING AUTHORITY
El Camino Hospital; Series A	3,000,000	0.160%	9/2/2009	3,000,000
Multiple Facilities Project	3,000,000	0.230%	9/2/2009	3,000,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,000,000	0.350%	9/2/2009	2,000,000
Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	2,800,000	0.900%	9/2/2009	2,800,000
TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.210%	9/3/2009	1,000,000
WEST BASIN MUNICIPAL WATER DISTRICT
Series A-2	800,000	0.350%	9/2/2009	800,000

Total Variable Rate Demand Notes (Cost $68,000,000)				68,000,000

Total Investments (Cost $74,074,926) (a) (99.72%)				74,074,926
Other Net Assets (0.28%)				210,116
Net Assets (100.00%)				$74,285,042

(a) Aggregate cost for federal income tax purposes is $74,074,926.

* Stated maturity reflects next reset date.

See accompanying notes to financial statements

U.S. Government Securities Fund	Portfolio of Investments	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (33.59%)
	$54,405	6.000%	4/15/2014	$58,470
	85,349	6.000%	4/15/2014	91,726
	59,484	6.000%	4/15/2016	63,929
	106,121	6.500%	4/15/2016	113,757
	92,782	6.000%	5/15/2016	99,715
	8,503	10.000%	9/15/2018	9,540
	25,480	9.000%	10/15/2018	28,426
	1,094,390	5.000%	7/15/2020	1,158,548
	305,607	5.500%	1/15/2025	326,697
	485,345	6.000%	1/15/2026	516,386
	2,668,265	5.500%	4/15/2036	2,797,822
	2,651,952	5.000%	3/15/2038	2,735,966
	1,817,414	6.000%	6/15/2038	1,919,679
Total Government National Mortgage Association (Cost $9,423,658)				9,920,661

United States Treasury Bonds (12.82%)
	3,000,000	7.250%	5/15/2016	3,787,032
Total United States Treasury Bonds (Cost $3,448,647)				3,787,032

United States Treasury Notes (52.69%)
	300,000	2.750%	2/28/2013	310,875
	2,500,000	2.750%	10/31/2013	2,571,290
	2,900,000	3.750%	11/15/2018	2,978,620
	2,300,000	4.500%	5/15/2038	2,423,987
	6,900,000	4.500%	8/15/2039	7,277,348
Total United States Treasury Notes (Cost $16,027,103)				15,562,120

Total Investments (Cost $28,899,408) (a) (99.10%)				29,269,813
Other Net Assets (0.90%)				265,760
Net Assets (100.00%)				$29,535,573

(a) Aggregate cost for federal income tax purposes is $28,899,408.
At August 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$907,890
Unrealized depreciation				(537,485)
Net unrealized appreciation				$370,405

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.09%)
	$189,678	3.125%	6/20/2034	$193,484
	302,301	3.750%	11/20/2034	307,494
Total Government National Mortgage Association (Cost $495,390)				500,978

United States Treasury Notes (96.05%)
	300,000	4.250%	10/15/2010	312,996
	300,000	4.375%	12/15/2010	314,942
	800,000	4.250%	1/15/2011	839,844
	1,000,000	0.875%	1/31/2011	1,003,790
	400,000	5.000%	2/15/2011	425,344
	500,000	4.875%	4/30/2011	533,887
	700,000	4.875%	5/31/2011	749,328
	400,000	5.125%	6/30/2011	430,984
	400,000	5.000%	8/15/2011	431,797
	700,000	4.625%	8/31/2011	750,641
	500,000	4.500%	9/30/2011	535,704
	200,000	4.625%	10/31/2011	215,188
	700,000	1.750%	11/15/2011	709,844
	200,000	4.500%	11/30/2011	214,938

See accompanying notes to financial statements

Short-Term U.S. Government Bond Fund	Portfolio of Investments - (continued)	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
United States Treasury Notes (96.05%) (continued)	$1,800,000	1.125%	12/15/2011	$1,798,454
	1,100,000	1.125%	1/15/2012	1,097,939
	400,000	1.375%	2/15/2012	401,219
	300,000	1.375%	3/15/2012	300,844
	600,000	1.375%	4/15/2012	601,219
	600,000	1.375%	5/15/2012	600,469
	1,400,000	1.875%	6/15/2012	1,418,813
	1,000,000	1.500%	7/15/2012	1,002,344
	900,000	1.750%	8/15/2012	907,453
Total United States Treasury Notes (Cost $15,451,029)				15,597,981

Total Investments (Cost $15,946,419) (a) (99.14%)				16,098,959
Other Net Assets (0.86%)				139,995
Net Assets (100.00%)				$16,238,954

(a) Aggregate cost for federal income tax purposes is $15,946,419.
At August 31, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$158,267
Unrealized depreciation				(5,727)
Net unrealized appreciation				$152,540

The United States Treasury Trust	Portfolio of Investments	8/31/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Commercial Paper (13.98%)
Citigroup CP*	$4,000,000		9/8/2009	$3,999,829
Total Commercial Paper (Cost $3,999,829)				3,999,829

United States Treasury Bills (85.98%)
	4,800,000	0.076%^	9/17/2009	4,799,713
	8,200,000	0.096%^	10/1/2009	8,198,826
	4,400,000	0.127%^	11/12/2009	4,398,502
	7,200,000	0.152%^	12/17/2009	7,195,313
Total United States Treasury Bills (Cost $24,592,354)				24,592,354

Total Investments (Cost $28,592,183) (a) (99.96%)				28,592,183
Other Net Assets (0.04%)				11,405
Net Assets (100.00%)				$28,603,588

(a) Aggregate cost for federal income tax purposes is $28,592,183.

* Backed by the full faith and credit of the US Government.

^ Zero coupon bond. Interest rate presented is yield to maturity.

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments	8/31/2009

Company	Shares	Value (Note 1)
Common Stock (99.73%)
Basic Materials (3.21%)
Air Products & Chemicals Inc	1,787	$134,079
Alcoa Inc	7,434	89,580
Allegheny Technologies Inc	854	25,936
Dow Chemical Co/The	7,985	170,001
Eastman Chemical Co	710	37,034
Ecolab Inc	1,453	61,447
EI Du Pont de Nemours & Co	7,723	246,595
Freeport-McMoRan Copper & Gold Inc	3,207	201,977
International Flavors & Fragrances Inc	683	24,328
International Paper Co	3,595	82,505
MeadWestvaco Corp	1,512	33,188
Monsanto Co	4,620	387,526
Newmont Mining Corp	3,766	151,356
Nucor Corp	2,404	107,074
Plum Creek Timber Co Inc	1,537	46,556
PPG Industries Inc	1,387	76,840
Praxair Inc	2,667	204,346
Sherwin-Williams Co/The	934	56,227
Sigma-Aldrich Corp	1,154	58,623
Titanium Metals Corp	700	5,754
United States Steel Corp	991	43,386
Vulcan Materials Co	768	38,431
Weyerhaeuser Co	1,867	69,807
Total Basic Materials		2,352,596

Communications (11.04%)
Akamai Technologies Inc*	1,400	24,696
Amazon.com Inc*	2,600	211,094
American Tower Corp*	3,400	107,610
AT&T Inc	48,915	1,274,236
CBS Corp	5,761	59,626
CenturyTel Inc	2,456	79,157
Ciena Corp*	821	11,001
Cisco Systems Inc*	47,820	1,032,912
Comcast Corp	23,905	366,225
Corning Inc	13,253	199,855
DIRECTV Group Inc/The*	4,345	107,582
eBay Inc*	8,960	198,374
Expedia Inc*	1,700	39,185
Frontier Communications Corp	3,037	21,593
Gannett Co Inc	2,073	17,911
Google Inc*	1,990	918,723
Interpublic Group of Cos Inc*	4,290	26,984
JDS Uniphase Corp*	1,800	12,366
Juniper Networks Inc*	4,300	99,201
McAfee Inc*	1,288	51,237
McGraw-Hill Cos Inc/The	2,816	94,646
Meredith Corp	327	9,051
New York Times Co/The	1,459	11,103
News Corp	19,461	208,622
Omnicom Group Inc	2,762	100,316
QUALCOMM Inc	13,721	636,929
Qwest Communications International Inc	13,871	49,797
Scripps Networks Interactive Inc	800	25,976
Sprint Nextel Corp*	23,944	87,635
Symantec Corp*	6,780	102,514
Tellabs Inc*	3,680	23,331
Time Warner Cable Inc	2,562	94,589
Time Warner Inc	10,207	284,877
VeriSign Inc*	2,100	44,499
Verizon Communications Inc	23,550	730,992
Viacom Inc*	5,027	$125,876
Walt Disney Co/The	15,394	400,860
Windstream Corp	4,013	34,391
Yahoo! Inc*	11,316	165,327
Total Communications		8,090,899

Consumer, Cyclical (8.85%)
Abercrombie & Fitch Co	700	22,603
AutoNation Inc*	1,202	22,814
AutoZone Inc*	360	53,010
Bed Bath & Beyond Inc*	2,427	88,537
Best Buy Co Inc	2,966	107,606
Big Lots Inc*	835	21,226
Carnival Corp	3,638	106,412
Cintas Corp	1,157	31,748
Coach Inc	2,633	74,488
Costco Wholesale Corp	3,733	190,308
CVS Caremark Corp	12,070	452,866
Darden Restaurants Inc	1,181	38,890
DR Horton Inc	2,596	34,812
Family Dollar Stores Inc	1,287	38,970
Ford Motor Co*	26,682	202,783
GameStop Corp*	1,500	35,700
Gap Inc/The	4,141	81,371
Genuine Parts Co	1,439	53,301
Goodyear Tire & Rubber Co/The*	1,764	29,088
Harley-Davidson Inc	2,164	51,893
Harman International Industries Inc	500	14,995
Hasbro Inc	1,349	38,298
Home Depot Inc	14,210	387,791
International Game Technology	2,867	59,978
JC Penney Co Inc	1,836	55,153
Johnson Controls Inc	5,136	127,219
KB Home	776	14,131
Kohl's Corp*	2,678	138,158
Lennar Corp	1,300	19,695
Lowe's Cos Inc	12,462	267,933
Ltd Brands Inc	2,733	40,776
Macy's Inc	3,640	56,493
Marriott International Inc	2,738	65,446
Mattel Inc	3,213	57,802
McDonald's Corp	9,146	514,371
Newell Rubbermaid Inc	2,365	32,921
NIKE Inc	3,280	181,679
Nordstrom Inc	1,658	46,490
Office Depot Inc*	2,343	12,230
O'Reilly Automotive Inc*	1,124	43,027
PACCAR Inc	3,117	112,742
Polo Ralph Lauren Corp	500	33,190
Pulte Homes Inc	2,804	35,835
RadioShack Corp	1,294	19,578
Sears Holdings Corp*	447	28,362
Southwest Airlines Co	6,485	53,047
Staples Inc	6,039	130,503
Starbucks Corp*	6,248	118,650
Starwood Hotels & Resorts Worldwide Inc	1,746	51,996
Target Corp	6,237	293,139
Tiffany & Co	1,141	41,510
TJX Cos Inc	3,710	133,375
VF Corp	775	53,909
Walgreen Co	8,361	283,271
Wal-Mart Stores Inc	18,501	941,146
Whirlpool Corp	642	41,223
WW Grainger Inc	597	52,220
Wyndham Worldwide Corp	1,509	$22,861
Yum! Brands Inc	3,826	131,041
Total Consumer, Cyclical		6,490,610

Consumer, Non-Cyclical (23.68%)
Abbott Laboratories	13,018	588,804
Aetna Inc	3,705	105,593
Allergan Inc	2,558	143,043
Altria Group Inc	17,690	323,373
AmerisourceBergen Corp	2,503	53,339
Amgen Inc*	8,393	501,398
Apollo Group Inc*	893	57,884
Archer-Daniels-Midland Co	5,377	155,019
Automatic Data Processing Inc	4,159	159,498
Avery Dennison Corp	891	27,532
Avon Products Inc	3,658	116,580
Baxter International Inc	5,016	285,511
Becton Dickinson and Co	2,048	142,582
Biogen Idec Inc*	2,456	123,316
Boston Scientific Corp*	11,263	132,340
Bristol-Myers Squibb Co	16,657	368,619
Brown-Forman Corp	848	37,923
Campbell Soup Co	1,775	55,664
Cardinal Health Inc	3,092	106,921
Celgene Corp*	3,200	166,944
CIGNA Corp	2,346	69,043
Clorox Co	1,128	66,654
Coca-Cola Co/The	16,506	804,998
Coca-Cola Enterprises Inc	2,339	47,271
Colgate-Palmolive Co	4,141	301,051
ConAgra Foods Inc	4,122	84,625
Constellation Brands Inc*	1,669	24,685
Convergys Corp*	1,100	11,924
Coventry Health Care Inc*	1,300	28,379
CR Bard Inc	884	71,233
DaVita Inc*	857	44,315
Dean Foods Co*	1,100	19,954
Dr Pepper Snapple Group Inc*	2,104	55,630
Eli Lilly & Co	8,327	278,621
Equifax Inc	1,159	32,035
Estee Lauder Cos Inc/The	1,100	39,435
Express Scripts Inc*	2,164	156,284
Forest Laboratories Inc*	2,726	79,790
Fortune Brands Inc	1,241	49,404
General Mills Inc	2,799	167,184
Genzyme Corp*	2,172	121,002
Gilead Sciences Inc*	7,514	338,581
H&R Block Inc	2,712	46,863
Hershey Co/The	1,533	60,140
HJ Heinz Co	2,647	101,910
Hospira Inc*	1,350	52,772
Humana Inc*	1,388	49,552
Intuitive Surgical Inc*	313	69,708
Iron Mountain Inc*	1,493	43,730
JM Smucker Co/The	981	51,277
Johnson & Johnson	22,845	1,380,752
Kellogg Co	2,222	104,634
Kimberly-Clark Corp	3,593	217,233
King Pharmaceuticals Inc*	2,430	25,223
Kraft Foods Inc	12,210	346,154
Kroger Co/The	5,408	116,759
Laboratory Corp of America Holdings*	1,002	69,930
Life Technologies Corp*	695	30,948
Lorillard Inc	1,400	101,878
Mastercard Inc	600	121,578
McCormick & Co Inc	1,075	35,013

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments – (continued)	8/31/2009

Company	Shares	Value (Note 1)
McKesson Corp	2,250	$127,935
Medco Health Solutions Inc*	3,999	220,825
Medtronic Inc	9,271	355,079
Merck & Co Inc	17,482	566,941
Millipore Corp*	423	28,015
Molson Coors Brewing Co	1,100	52,118
Monster Worldwide Inc*	1,196	19,399
Moody's Corp	1,875	51,075
Mylan Inc*	2,107	30,910
Patterson Cos Inc*	758	20,640
Paychex Inc	2,899	82,013
Pepsi Bottling Group Inc	1,328	47,449
PepsiCo Inc	12,907	731,440
Pfizer Inc	55,946	934,298
Philip Morris International Inc	16,263	743,382
Procter & Gamble Co/The	24,165	1,307,568
Quest Diagnostics Inc	1,280	69,069
Reynolds American Inc	1,470	67,194
Robert Half International Inc	1,510	39,698
RR Donnelley & Sons Co	1,958	34,931
Safeway Inc	3,802	72,428
Sara Lee Corp	6,096	59,070
Schering-Plough Corp	13,595	383,107
St Jude Medical Inc*	2,842	109,531
Stryker Corp	1,954	81,013
SUPERVALU Inc	1,839	26,390
Sysco Corp	5,149	131,248
Tenet Healthcare Corp*	4,695	21,879
Total System Services Inc	1,406	21,456
Tyson Foods Inc	2,300	27,577
UnitedHealth Group Inc	9,862	276,136
Varian Medical Systems Inc*	1,100	47,377
Watson Pharmaceuticals Inc*	836	29,502
WellPoint Inc*	4,018	212,351
Western Union Co/The	5,814	104,885
Whole Foods Market Inc*	1,300	37,804
Wyeth	11,056	529,030
Zimmer Holdings Inc*	1,950	92,333
Total Consumer, Non-Cyclical		17,363,131

Diversified (0.05%)
Leucadia National Corp*	1,400	34,818
Total Diversified		34,818

Energy (11.72%)
Anadarko Petroleum Corp	3,918	207,145
Apache Corp	2,784	236,501
Baker Hughes Inc	2,675	92,154
BJ Services Co	2,548	40,921
Cameron International Corp*	1,798	64,207
Chesapeake Energy Corp	3,500	79,940
Chevron Corp	16,620	1,162,403
ConocoPhillips	12,283	553,103
Consol Energy Inc	1,500	56,115
Devon Energy Corp	3,775	231,710
Diamond Offshore Drilling Inc	576	51,506
El Paso Corp	5,972	55,122
ENSCO International Inc	1,200	44,280
EOG Resources Inc	2,086	150,192
EQT Corp	1,085	43,042
Exxon Mobil Corp	40,280	2,785,362
FMC Technologies Inc*	1,024	48,845
Halliburton Co	7,462	176,924
Hess Corp	2,293	116,003
Marathon Oil Corp	5,982	184,664
Murphy Oil Corp	1,600	91,200
Nabors Industries Ltd*	2,404	42,503
National Oilwell Varco Inc*	2,988	108,614
Noble Energy Inc	1,400	84,644
Occidental Petroleum Corp	6,720	$491,232
Peabody Energy Corp	2,200	71,896
Questar Corp	1,500	50,640
Range Resources Corp	1,400	67,718
Rowan Cos Inc	921	19,074
Schlumberger Ltd	10,000	562,000
Smith International Inc	1,700	46,869
Southwestern Energy Co*	2,800	103,208
Spectra Energy Corp	5,340	100,499
Sunoco Inc	1,006	27,061
Tesoro Corp/Texas	1,200	16,896
Valero Energy Corp	4,652	87,178
Williams Cos Inc/The	5,123	84,222
XTO Energy Inc	4,061	156,755
Total Energy		8,592,348

Financial (14.38%)
Aflac Inc	4,094	166,298
Allstate Corp/The	4,446	130,668
American Capital Ltd	439	1,089
American Express Co	9,991	337,896
American International Group Inc	1,079	48,911
Ameriprise Financial Inc	1,978	59,399
AON Corp	2,484	103,732
Apartment Investment & Management Co	1,148	13,971
Assurant Inc	800	23,960
AvalonBay Communities Inc	722	46,518
Bank of America Corp	58,084	1,021,698
Bank of New York Mellon Corp/The	9,567	283,279
BB&T Corp	4,620	129,083
Boston Properties Inc	1,000	60,580
Capital One Financial Corp	3,543	132,118
CB Richard Ellis Group Inc*	1,600	18,944
Charles Schwab Corp/The	7,995	144,390
Chubb Corp	2,919	144,169
Cincinnati Financial Corp	1,551	39,892
Citigroup Inc	94,068	470,340
CME Group Inc	550	160,072
Comerica Inc	1,331	35,498
Discover Financial Services	4,034	55,468
E*Trade Financial Corp*	3,742	6,586
Equity Residential	2,484	67,838
Federated Investors Inc	848	22,260
Fifth Third Bancorp	4,472	48,924
First Horizon National Corp*	1,134	15,173
Franklin Resources Inc	1,329	124,036
General Growth Properties Inc*	2,100	5,481
Genworth Financial Inc	3,700	39,072
Goldman Sachs Group Inc/The	4,173	690,465
Hartford Financial Services Group Inc	2,634	62,478
HCP Inc	2,387	67,982
Host Hotels & Resorts Inc	4,600	45,862
Hudson City Bancorp Inc	4,300	56,416
Huntington Bancshares Inc	3,125	14,250
IntercontinentalExchange Inc*	600	56,280
Invesco Ltd	3,410	70,758
Janus Capital Group Inc	1,377	17,515
JPMorgan Chase & Co	32,343	1,405,627
Keycorp	3,287	21,891
Kimco Realty Corp	2,100	26,355
Legg Mason Inc	1,100	31,636
Lincoln National Corp	2,289	57,774
Loews Corp	2,994	102,245
M&T Bank Corp	659	40,700
Marsh & McLennan Cos Inc	4,530	$106,636
Marshall & Ilsley Corp	2,248	16,006
MBIA Inc*	1,215	8,165
MetLife Inc	6,247	235,887
Morgan Stanley	11,206	324,526
Northern Trust Corp	1,583	92,542
NYSE Euronext	2,200	62,348
People's United Financial Inc	2,887	46,365
Principal Financial Group Inc	2,207	62,679
Progressive Corp/The*	6,108	100,904
ProLogis	2,148	23,886
Prudential Financial Inc	3,888	196,655
Public Storage	1,000	70,550
Regions Financial Corp	5,885	34,486
Simon Property Group Inc	1,909	121,451
SLM Corp*	3,509	31,230
State Street Corp	4,093	214,801
SunTrust Banks Inc	2,946	68,848
T Rowe Price Group Inc	2,226	100,882
Torchmark Corp	787	33,534
Travelers Cos Inc/The	4,853	244,688
Unum Group	2,983	67,207
US Bancorp	14,513	328,284
Ventas Inc	1,297	50,855
Vornado Realty Trust	1,130	64,998
Wells Fargo & Co	38,602	1,062,327
XL Capital Ltd	1,549	26,875
Zions Bancorporation	953	16,840
Total Financial		10,540,032

Industrial (10.27%)
3M Co	5,757	415,080
Agilent Technologies Inc*	3,215	82,561
Amphenol Corp	1,420	49,643
Ball Corp	779	37,750
Bemis Co Inc	906	24,091
Black & Decker Corp	525	23,163
Boeing Co/The	6,020	299,013
Burlington Northern Santa Fe Corp	2,308	191,610
Caterpillar Inc	4,988	226,006
CH Robinson Worldwide Inc	1,500	84,390
Cooper Industries Ltd	1,506	48,569
CSX Corp	3,418	145,265
Cummins Inc	1,788	81,032
Danaher Corp	2,083	126,459
Deere & Co	3,710	161,756
Dover Corp	1,542	53,338
Eastman Kodak Co	2,384	12,683
Eaton Corp	1,240	66,898
Emerson Electric Co	6,230	229,700
Expeditors International of Washington Inc	1,800	58,788
FedEx Corp	2,638	181,257
Fluor Corp	1,548	81,889
General Dynamics Corp	3,192	188,934
General Electric Co	87,796	1,220,364
Goodrich Corp	1,031	56,870
Honeywell International Inc	6,297	231,478
Illinois Tool Works Inc	3,187	133,280
ITT Corp	1,498	75,020
Jabil Circuit Inc	1,699	18,604
Jacobs Engineering Group Inc*	1,000	43,980
L-3 Communications Holdings Inc	1,034	76,930
Leggett & Platt Inc	1,520	27,740
Lockheed Martin Corp	2,708	203,046
Manitowoc Co Inc/The	1,100	7,304
Masco Corp	3,084	44,656

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments – (continued)	8/31/2009

Company	Shares	Value (Note 1)
Molex Inc	1,295	$23,582
Norfolk Southern Corp	3,043	139,582
Northrop Grumman Corp	2,681	130,860
Owens-Illinois Inc*	1,395	47,346
Pactiv Corp*	1,193	29,646
Pall Corp	1,025	30,473
Parker Hannifin Corp	1,509	73,428
PerkinElmer Inc	1,021	18,633
Precision Castparts Corp	1,200	109,536
Raytheon Co	3,267	154,137
Republic Services Inc	1,125	28,811
Rockwell Automation Inc	1,270	53,150
Rockwell Collins Inc	1,357	62,476
Ryder System Inc	477	18,126
Sealed Air Corp	1,582	29,916
Snap-On Inc	609	22,728
Stanley Works/The	670	27,423
Textron Inc	2,066	31,734
Thermo Fisher Scientific Inc*	3,610	163,208
Union Pacific Corp	4,179	249,946
United Parcel Service Inc	8,249	440,992
United Technologies Corp	7,810	463,602
Waste Management Inc	4,328	129,537
Waters Corp*	883	44,397
Total Industrial		7,532,416

Technology (12.87%)
Adobe Systems Inc*	4,342	136,426
Advanced Micro Devices Inc*	4,487	19,563
Affiliated Computer Services Inc*	805	36,064
Altera Corp	2,432	46,719
Analog Devices Inc	2,580	72,885
Apple Inc*	7,368	1,239,371
Applied Materials Inc	11,609	153,007
Autodesk Inc*	1,888	44,236
BMC Software Inc*	1,733	61,781
Broadcom Corp*	3,543	100,798
CA Inc	3,290	73,334
Citrix Systems Inc*	1,544	55,090
Cognizant Technology Solutions Corp*	2,400	83,712
Computer Sciences Corp*	1,256	61,356
Compuware Corp*	2,795	20,152
Dell Inc*	13,235	209,510
Electronic Arts Inc*	2,629	47,900
EMC Corp*	16,689	265,355
Fidelity National Information Services Inc	1,400	34,384
Fiserv Inc*	1,368	66,006
Hewlett-Packard Co	19,784	888,104
IMS Health Inc	1,733	24,019
Intel Corp	46,304	940,897
International Business Machines Corp	10,955	1,293,238
Intuit Inc*	2,806	$77,923
Kla-Tencor Corp	1,659	51,761
Lexmark International Inc*	856	16,127
Linear Technology Corp	1,917	50,935
LSI Corp*	6,000	31,260
MEMC Electronic Materials Inc*	1,900	30,305
Microchip Technology Inc	1,800	47,790
Micron Technology Inc*	6,262	46,151
Microsoft Corp	63,456	1,564,190
National Semiconductor Corp	2,003	30,386
NetApp Inc*	2,959	67,317
Novell Inc*	2,982	12,972
Novellus Systems Inc*	1,106	21,191
Nvidia Corp*	4,572	66,385
Oracle Corp	31,400	686,718
Pitney Bowes Inc	1,820	40,677
QLogic Corp*	1,486	23,494
SanDisk Corp*	2,000	35,400
Sun Microsystems Inc*	6,187	57,415
Teradata Corp*	1,575	42,415
Teradyne Inc*	2,030	16,748
Texas Instruments Inc	10,558	259,621
Western Digital Corp*	1,845	63,247
Xerox Corp	7,856	67,954
Xilinx Inc	2,504	55,689
Total Technology		9,437,978

Utilities (3.66%)
AES Corp/The*	5,611	76,702
Allegheny Energy Inc	1,381	36,472
Ameren Corp	1,712	46,173
American Electric Power Co Inc	3,369	105,888
Centerpoint Energy Inc	2,697	33,443
CMS Energy Corp	2,062	27,651
Consolidated Edison Inc	2,227	89,503
Constellation Energy Group Inc	1,472	46,589
Dominion Resources Inc	4,860	160,769
DTE Energy Co	1,568	54,535
Duke Energy Corp	10,582	163,915
Dynegy Inc*	4,200	7,980
Edison International	2,778	92,813
Entergy Corp	1,678	132,562
Exelon Corp	5,461	273,159
FirstEnergy Corp	2,518	113,637
FPL Group Inc	3,378	189,776
Integrys Energy Group Inc	615	21,113
Nicor Inc	460	16,661
NiSource Inc	2,493	32,933
Pepco Holdings Inc	1,700	24,360
PG&E Corp	3,092	125,503
Pinnacle West Capital Corp	969	31,889
PPL Corp	3,232	95,020
Progress Energy Inc	2,285	$90,325
Public Service Enterprise Group Inc	4,382	138,777
Sempra Energy	2,196	110,172
Southern Co	6,412	200,053
TECO Energy Inc	1,982	26,399
Wisconsin Energy Corp	969	44,059
Xcel Energy Inc	3,728	73,627
Total Utilities		2,682,458

Total Common Stock (Cost $66,167,895)		73,117,286

Short-Term Investments (0.13%)
United States Treasury Bills (0.13%)	Par Value
United States Treasury Bill 10/08/2009 (b)	$100,000	99,984
Total United States Treasury Bills		99,984
Total Short-Term Investments (Cost $99,984)		99,984

Total Investments (Cost $66,267,879) (a) (99.86%)		73,217,270
Other Net Assets (0.14%)		99,764
Net Assets (100.00%)		$73,317,034

* Non-Income Producing Security
(a) Aggregate cost for federal income tax purpose is $66,841,995. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$21,632,407
Unrealized depreciation		(15,257,132)
Net unrealized appreciation		$6,375,275

(b) At August 31, 2009, certain United States Treasury Bills with a market value of $99,984 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2009: Contracts - $250 times premium / delivery month / commitment

S&P 500 Index		Unrealized Appreciation
1 / Sept 2009 / Long		$27,971

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments	8/31/2009

Company	Shares	Value (Note 1)
Common Stock (99.82%)
Basic Materials (5.71%)
Airgas Inc	11,511	$535,262
Albemarle Corp	12,890	415,445
Ashland Inc	9,407	345,049
Cabot Corp	9,535	188,698
Carpenter Technology Corp	6,209	132,314
Cliffs Natural Resources Inc	18,461	467,248
Cytec Industries Inc	6,652	192,176
FMC Corp	10,244	488,639
Louisiana-Pacific Corp*	12,900	97,137
Lubrizol Corp	9,506	605,722
Minerals Technologies Inc	2,779	124,610
Olin Corp	10,983	183,855
Potlatch Corp	5,863	170,613
Rayonier Inc	11,134	478,205
Reliance Steel & Aluminum Co	8,993	332,201
RPM International Inc	18,683	304,159
Sensient Technologies Corp	7,064	184,158
Steel Dynamics Inc	26,369	436,407
Terra Industries Inc	14,053	437,189
Valspar Corp	14,132	378,455
Total Basic Materials		6,497,542

Communications (4.95%)
3Com Corp*	54,617	237,584
ADC Telecommunications Inc*	13,618	115,889
Adtran Inc	7,735	175,894
Avocent Corp*	6,575	107,304
Cincinnati Bell Inc*	30,283	100,842
CommScope Inc*	11,518	310,525
Digital River Inc*	5,400	190,728
Equinix Inc*	5,323	448,516
F5 Networks Inc*	11,072	381,873
Factset Research Systems Inc	5,887	324,020
Harte-Hanks Inc	5,400	70,416
John Wiley & Sons Inc	5,992	192,163
Lamar Advertising Co*	10,726	245,518
NetFlix Inc*	5,774	252,093
NeuStar Inc*	10,188	236,158
Plantronics Inc	6,891	164,626
Polycom Inc*	11,816	278,739
priceline.com Inc*	5,871	904,017
RF Micro Devices Inc*	37,000	173,900
Scholastic Corp	4,026	98,073
Syniverse Holdings Inc*	7,333	131,041
Telephone & Data Systems Inc	14,175	373,795
Valueclick Inc*	12,200	125,050
Total Communications		5,638,764

Consumer, Cyclical (14.05%)
99 Cents Only Stores*	6,600	89,562
Advance Auto Parts Inc	13,391	566,439
Aeropostale Inc*	9,678	378,894
Airtran Holdings Inc*	16,600	110,390
Alaska Air Group Inc*	5,445	137,377
American Eagle Outfitters Inc	29,090	392,715
Barnes & Noble Inc	5,201	107,609
Bob Evans Farms Inc	4,416	118,658
BorgWarner Inc	16,425	487,330
Boyd Gaming Corp*	8,100	83,268
Brinker International Inc	14,612	212,751
Callaway Golf Co	9,526	67,349
Carmax Inc*	31,066	537,752
Cheesecake Factory Inc/The*	8,469	155,576
Chico's FAS Inc*	25,000	318,250
Chipotle Mexican Grill Inc*	2,894	242,749
Coldwater Creek Inc*	6,700	49,848
Collective Brands Inc*	9,033	$143,083
Copart Inc*	9,011	318,449
Dick's Sporting Goods Inc*	12,200	273,402
Dollar Tree Inc*	12,671	632,790
DreamWorks Animation SKG Inc*	10,509	354,784
Foot Locker Inc	21,900	233,454
Fossil Inc*	6,292	159,691
Guess? Inc	8,297	290,727
Hanesbrands Inc*	13,348	281,109
Herman Miller Inc	8,188	132,809
HNI Corp	6,707	144,066
Ingram Micro Inc*	22,817	382,413
International Speedway Corp	3,913	108,821
J Crew Group Inc*	7,300	248,857
JetBlue Airways Corp*	28,400	165,004
Life Time Fitness Inc*	4,900	152,488
LKQ Corp*	19,762	343,068
Marvel Entertainment Inc*	7,100	343,427
MDC Holdings Inc	5,200	194,792
Mohawk Industries Inc*	7,911	396,499
MSC Industrial Direct Co	6,323	249,822
NVR Inc*	800	540,200
Oshkosh Corp	12,326	414,154
Owens & Minor Inc	5,870	259,748
Panera Bread Co*	4,385	228,941
PetSmart Inc	17,765	371,466
Phillips-Van Heusen Corp	7,300	275,794
Regis Corp	7,803	126,253
Ross Stores Inc	17,866	833,270
Rovi Corp*	11,547	351,491
Ryland Group Inc	6,000	137,520
Saks Inc*	20,765	126,667
Scientific Games Corp*	9,500	146,490
Tech Data Corp*	7,080	269,748
Thor Industries Inc	5,115	133,246
Timberland Co/The*	6,982	90,487
Toll Brothers Inc*	18,616	423,328
Under Armour Inc*	5,300	126,511
Urban Outfitters Inc*	16,117	458,206
Warnaco Group Inc/The*	6,700	254,935
Wendy's/Arby's Group Inc	58,916	296,937
Williams-Sonoma Inc	12,215	233,673
WMS Industries Inc*	6,890	291,654
Total Consumer, Cyclical		15,996,791

Consumer, Non-Cyclical (20.63%)
Aaron's Inc	7,563	197,394
Affymetrix Inc*	9,900	76,428
Alberto-Culver Co	12,034	317,577
Alliance Data Systems Corp*	8,186	454,814
American Greetings Corp	5,556	77,173
Beckman Coulter Inc	8,898	602,573
Bio-Rad Laboratories Inc*	2,700	232,902
Blyth Inc	850	38,675
Brink's Home Security Holdings Inc*	5,741	179,521
Career Education Corp*	10,400	247,000
Charles River Laboratories International Inc*	9,317	321,343
Church & Dwight Co Inc	9,898	565,473
Community Health Systems Inc*	13,035	401,087
Corinthian Colleges Inc*	12,215	234,162
Corn Products International Inc	10,512	311,786
Corporate Executive Board Co/The	4,800	115,440
Corrections Corp of America*	16,233	$322,063
Covance Inc*	9,010	478,431
Deluxe Corp	7,300	121,983
Edwards Lifesciences Corp*	7,894	488,481
Endo Pharmaceuticals Holdings Inc*	16,513	372,698
Flowers Foods Inc	11,068	263,086
FTI Consulting Inc*	7,236	315,055
Gartner Inc*	8,377	139,561
Gen-Probe Inc*	7,340	282,957
Global Payments Inc	11,332	480,930
Hansen Natural Corp*	10,213	333,557
Health Management Associates Inc*	34,600	239,086
Health Net Inc*	14,639	224,269
Henry Schein Inc*	12,710	673,376
Hewitt Associates Inc*	12,000	432,240
Hill-Rom Holdings Inc	9,117	186,807
Hologic Inc*	36,161	594,848
Idexx Laboratories Inc*	8,318	422,222
Immucor Inc*	9,928	179,598
ITT Educational Services Inc*	4,375	459,331
Kelly Services Inc	3,900	44,772
Kindred Healthcare Inc*	4,400	62,832
Kinetic Concepts Inc*	8,000	255,600
Korn/Ferry International*	6,830	94,459
Lancaster Colony Corp	2,799	140,678
Lender Processing Services Inc	11,852	406,287
LifePoint Hospitals Inc*	7,661	192,521
Lincare Holdings Inc*	9,695	255,851
Manpower Inc	11,042	570,871
Masimo Corp*	6,809	171,042
Medicis Pharmaceutical Corp	8,100	149,607
MPS Group Inc*	13,786	135,930
Navigant Consulting Inc*	6,700	84,353
NBTY Inc*	7,600	281,656
Omnicare Inc	14,691	336,277
OSI Pharmaceuticals Inc*	8,170	273,041
PepsiAmericas Inc	7,895	220,902
Perrigo Co	10,944	323,067
Pharmaceutical Product Development Inc	16,620	334,228
Psychiatric Solutions Inc*	7,926	212,338
Ralcorp Holdings Inc*	7,973	500,146
Rent-A-Center Inc*	9,306	183,607
ResMed Inc*	10,622	487,656
Rollins Inc	6,276	112,027
Ruddick Corp	5,539	147,116
SAIC Inc*	28,737	531,347
Scotts Miracle-Gro Co/The	6,202	252,359
Sepracor Inc*	15,400	279,510
Service Corp International	35,372	250,434
Smithfield Foods Inc*	17,160	210,553
Sotheby's	9,743	154,524
STERIS Corp	8,496	246,554
Strayer Education Inc	1,975	416,923
Techne Corp	5,249	323,706
Thoratec Corp*	7,959	208,844
Tootsie Roll Industries Inc	3,739	88,427
Tupperware Brands Corp	8,826	326,474
United Rentals Inc*	8,475	77,885
United Therapeutics Corp*	3,281	300,244
Universal Corp	3,523	129,928
Universal Health Services Inc	6,921	406,678
Valeant Pharmaceuticals International*	11,584	299,910
VCA Antech Inc*	11,940	295,515
Vertex Pharmaceuticals Inc*	24,403	912,916

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments – (continued)	8/31/2009

Company	Shares	Value (Note 1)
Watson Wyatt Worldwide Inc	6,009	$262,593
WellCare Health Plans Inc*	5,900	143,193
Total Consumer, Non-Cyclical		23,479,308

Energy (6.36%)
Arch Coal Inc	22,750	394,030
Bill Barrett Corp*	5,252	153,568
Cimarex Energy Co	11,741	458,369
Comstock Resources Inc*	6,548	231,341
Encore Acquisition Co*	7,438	280,338
Exterran Holdings Inc*	8,801	158,682
Forest Oil Corp*	15,700	246,804
Frontier Oil Corp	14,900	191,167
Helix Energy Solutions Group Inc*	13,200	154,440
Helmerich & Payne Inc	14,863	497,316
Mariner Energy Inc*	13,800	167,394
National Fuel Gas Co	11,208	500,886
Newfield Exploration Co*	18,693	723,232
Oceaneering International Inc*	7,712	402,335
Oneok Inc	14,843	502,881
Patriot Coal Corp*	10,414	92,268
Patterson-UTI Energy Inc	21,619	287,317
Plains Exploration & Production Co*	19,297	506,546
Pride International Inc*	24,467	630,759
Quicksilver Resources Inc*	15,768	170,610
Seahawk Drilling Inc*	1,631	36,355
Superior Energy Services Inc*	11,015	200,803
Unit Corp*	6,700	250,647
Total Energy		7,238,088

Financial (17.33%)
Affiliated Managers Group Inc*	5,817	380,025
Alexandria Real Estate Equities Inc	5,549	309,135
AMB Property Corp	12,351	281,973
American Financial Group Inc	10,604	271,993
AmeriCredit Corp*	18,722	323,142
Apollo Investment Corp	20,800	192,608
Arthur J Gallagher & Co	14,123	335,704
Associated Banc-Corp	18,023	186,899
Astoria Financial Corp	11,982	123,415
Bancorpsouth Inc	10,219	235,037
Bank of Hawaii Corp	6,739	265,854
BRE Properties Inc	7,400	209,198
Brown & Brown Inc	16,359	325,053
Camden Property Trust	9,036	331,621
City National Corp	5,950	235,025
Commerce Bancshares Inc	9,361	343,830
Corporate Office Properties Trust	8,087	298,087
Cousins Properties Inc	5,591	46,349
Cullen/Frost Bankers Inc	8,378	412,868
Duke Realty Corp	31,550	363,456
Eaton Vance Corp	16,478	470,776
Equity One Inc	5,700	89,775
Essex Property Trust Inc	3,869	288,666
Everest Re Group Ltd	8,672	731,136
Federal Realty Investment Trust	8,331	519,604
Fidelity National Financial Inc	32,822	492,986
First American Corp	13,140	414,173
First Niagara Financial Group Inc	21,109	276,106
FirstMerit Corp	11,789	211,845
Fulton Financial Corp	24,751	181,672
Hanover Insurance Group Inc/The	7,207	294,694
HCC Insurance Holdings Inc	15,815	418,149
Highwoods Properties Inc	9,859	$289,559
Horace Mann Educators Corp	5,500	67,375
Hospitality Properties Trust	15,715	286,327
International Bancshares Corp	7,155	110,473
Jefferies Group Inc*	17,845	422,213
Jones Lang LaSalle Inc	5,700	267,216
Liberty Property Trust	15,228	499,022
Macerich Co/The	11,154	319,674
Mack-Cali Realty Corp	11,027	353,195
Mercury General Corp	5,100	189,465
Nationwide Health Properties Inc	14,461	461,017
New York Community Bancorp Inc	48,659	517,732
NewAlliance Bancshares Inc	15,052	177,012
Old Republic International Corp	33,907	403,832
Omega Healthcare Investors Inc	11,616	196,427
PacWest Bancorp	3,500	68,985
Protective Life Corp	12,062	259,815
Raymond James Financial Inc	13,910	316,453
Realty Income Corp	14,704	375,687
Regency Centers Corp	11,279	378,410
Reinsurance Group of America Inc	10,256	441,521
SL Green Realty Corp	10,827	382,085
StanCorp Financial Group Inc	6,910	261,544
SVB Financial Group*	4,820	191,595
TCF Financial Corp	15,890	218,646
Trustmark Corp	6,874	130,812
UDR Inc	21,208	271,250
Unitrin Inc	7,551	142,940
Valley National Bancorp	19,987	233,048
Waddell & Reed Financial Inc	12,130	321,809
Washington Federal Inc	12,798	189,922
Webster Financial Corp	9,038	118,127
Weingarten Realty Investors	15,004	297,979
Westamerica Bancorporation	4,114	211,583
WR Berkley Corp	19,393	495,491
Total Financial		19,729,095

Industrial (17.46%)
Aecom Technology Corp*	12,923	354,219
AGCO Corp*	13,029	407,026
Alexander & Baldwin Inc	5,922	169,961
Alliant Techsystems Inc*	4,621	357,111
AMETEK Inc	15,142	476,670
Aptargroup Inc	9,548	328,260
Arrow Electronics Inc*	16,856	465,900
Avnet Inc*	21,292	567,432
BE Aerospace Inc*	14,241	243,948
Brink's Co/The	5,706	150,353
Bucyrus International Inc	10,591	316,141
Carlisle Cos Inc	8,616	284,242
Clean Harbors Inc*	3,100	182,962
Commercial Metals Co	15,859	268,493
Con-way Inc	6,652	277,788
Crane Co	6,672	156,592
Donaldson Co Inc	10,878	408,686
Dycom Industries Inc*	6,201	69,575
Energizer Holdings Inc*	9,766	638,989
Federal Signal Corp	7,404	52,939
GATX Corp	6,653	182,492
Gentex Corp	19,406	283,134
Graco Inc	8,441	211,954
Granite Construction Inc	4,696	150,742
Greif Inc	4,800	237,792
Harsco Corp	11,317	352,977
Hubbell Inc	7,948	$305,760
IDEX Corp	11,374	300,729
Itron Inc*	5,630	308,468
JB Hunt Transport Services Inc	11,553	323,831
Joy Global Inc	14,407	559,712
Kansas City Southern*	12,908	308,501
KBR Inc	22,619	512,320
Kennametal Inc	11,054	243,741
Landstar System Inc	7,236	252,319
Lennox International Inc	6,639	238,207
Lincoln Electric Holdings Inc	5,992	272,756
Martin Marietta Materials Inc	6,376	558,410
Matthews International Corp	4,500	156,780
Mettler-Toledo International Inc*	4,745	414,713
Mine Safety Appliances Co	4,300	114,939
National Instruments Corp	7,888	202,169
Nordson Corp	4,952	265,328
Overseas Shipholding Group Inc	3,369	119,162
Packaging Corp of America	14,444	294,080
Pentair Inc	13,853	392,455
Roper Industries Inc	12,762	604,664
Shaw Group Inc/The*	11,777	345,419
Sonoco Products Co	14,066	364,872
SPX Corp	6,907	384,582
Teleflex Inc	5,812	263,284
Temple-Inland Inc	15,300	258,723
Terex Corp*	14,700	242,256
Thomas & Betts Corp*	7,444	206,124
Tidewater Inc	7,287	314,580
Timken Co	12,006	253,447
Trimble Navigation Ltd*	16,847	428,925
Trinity Industries Inc	11,078	175,032
URS Corp*	11,727	506,958
Valmont Industries Inc	2,476	203,849
Varian Inc*	4,063	208,107
Vishay Intertechnology Inc*	26,400	213,048
Wabtec Corp	6,732	252,113
Waste Connections Inc*	11,286	308,672
Werner Enterprises Inc	6,585	115,106
Woodward Governor Co	7,744	162,547
Worthington Industries Inc	8,457	111,379
Zebra Technologies Corp*	8,373	209,241
Total Industrial		19,873,686

Technology (7.60%)
ACI Worldwide Inc*	5,205	70,580
Acxiom Corp*	9,766	89,066
Advent Software Inc*	2,204	85,273
ANSYS Inc*	12,353	434,084
Atmel Corp*	63,892	263,874
Broadridge Financial Solutions Inc	19,773	411,674
Cadence Design Systems Inc*	36,800	230,736
Cerner Corp*	9,536	588,467
Cree Inc*	12,536	461,826
Diebold Inc	9,658	291,382
DST Systems Inc*	5,746	263,224
Fair Isaac Corp	6,886	153,558
Fairchild Semiconductor International Inc*	18,260	183,696
Imation Corp	4,300	36,980
Integrated Device Technology Inc*	23,300	159,139
International Rectifier Corp*	10,300	193,331
Intersil Corp	17,228	254,974
Jack Henry & Associates Inc	11,811	275,314
Lam Research Corp*	17,816	546,951

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments – (continued)	8/31/2009

Company	Shares	Value (Note 1)
Mantech International Corp*	2,960	$156,406
Mentor Graphics Corp*	12,832	113,307
Metavante Technologies Inc*	12,694	399,988
Micros Systems Inc*	11,333	315,851
NCR Corp*	22,355	297,992
Palm Inc*	19,429	258,989
Parametric Technology Corp*	16,333	217,229
Quest Software Inc*	8,658	142,770
SEI Investments Co	18,835	347,317
Semtech Corp*	8,601	157,140
Silicon Laboratories Inc*	6,298	283,662
SRA International Inc*	6,300	125,181
Sybase Inc*	11,721	408,477
Synopsys Inc*	20,315	431,287
Total Technology		8,649,725

Utilities (5.73%)
AGL Resources Inc	10,877	365,358
Alliant Energy Corp	15,595	410,772
Aqua America Inc	19,120	322,172
Black Hills Corp	5,571	142,506
Cleco Corp	8,514	207,912
DPL Inc	16,345	404,866
Energen Corp	10,107	424,393
Great Plains Energy Inc	19,036	333,511
Hawaiian Electric Industries Inc	12,902	224,495
IDACORP Inc	6,734	191,784
MDU Resources Group Inc	25,930	$503,301
NSTAR	15,055	476,340
NV Energy Inc	33,039	398,450
OGE Energy Corp	13,537	423,437
PNM Resources Inc	11,882	138,782
Southern Union Co	17,485	346,902
UGI Corp	15,261	389,308
Vectren Corp	11,423	264,442
Westar Energy Inc	15,318	314,325
WGL Holdings Inc	7,205	237,764
Total Utilities		6,520,820

Total Common Stock (Cost $111,343,086)		113,623,819

Short-Term Investments (0.08%)

United States Treasury Bills (0.08%)	Par Value
United States Treasury Bill 10/08/2009 (b)	$100,000	99,983
Total United States Treasury Bills		99,983

Total Short-Term Investments (Cost $99,983)		99,983
Total Investments (Cost $111,443,069) (a) (99.90%)		$113,723,802
Other Net Assets (0.10%)		111,252
Net Assets (100.00%)		$113,835,054

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $111,443,069. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$18,488,812
Unrealized depreciation		(16,208,079)
Net unrealized appreciation		$2,280,733

(b) At August 31, 2009, certain United States Treasury Bills with a market value of $99,983 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2009: Contracts - $100 times premium / delivery month / commitment

S&P Mini Mid Cap		Unrealized Appreciation
2 / Sept 2009 / Long		$2,395

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2009

Company	Shares	Value (Note 1)
Common Stock (93.29%)
Basic Materials (2.70%)
AMCOL International Corp	1,466	$32,457
American Vanguard Corp	1,345	11,782
Arch Chemicals Inc	1,494	43,655
Balchem Corp	1,100	27,390
Brush Engineered Materials Inc*	1,269	28,146
Buckeye Technologies Inc*	1,716	17,297
Century Aluminum Co*	2,451	25,074
Clearwater Paper Corp*	752	34,705
Deltic Timber Corp	590	30,137
HB Fuller Co	3,124	61,668
Neenah Paper Inc	750	8,513
NewMarket Corp	800	66,496
Olympic Steel Inc	500	13,465
OM Group Inc*	1,855	50,475
Penford Corp	400	2,576
PolyOne Corp*	5,408	27,581
Quaker Chemical Corp	439	9,096
RTI International Metals Inc*	1,366	26,255
Schulman A Inc	1,547	31,079
Schweitzer-Mauduit International Inc	770	37,869
Stepan Co	400	21,624
Wausau Paper Corp	3,194	30,854
Zep Inc	1,342	21,445
Total Basic Materials		659,639

Communications (4.72%)
Adaptec Inc*	7,937	23,335
Anixter International Inc*	1,885	66,126
Applied Signal Technology Inc	560	$14,263
Arris Group Inc*	8,093	107,313
Black Box Corp	1,103	27,619
Blue Coat Systems Inc*	2,200	43,142
Blue Nile Inc*	800	44,304
Cbeyond Inc*	1,695	24,340
comScore Inc*	1,251	17,401
Comtech Telecommunications Corp*	1,600	54,432
Cybersource Corp*	4,557	69,950
DealerTrack Holdings Inc*	2,690	54,284
EMS Technologies Inc*	1,000	18,740
eResearchTechnology Inc*	2,768	17,411
EW Scripps Co*	1,800	12,528
Fairpoint Communications Inc	5,300	4,293
General Communication Inc*	2,942	19,623
Harmonic Inc*	6,254	41,276
Infospace Inc*	1,900	15,390
inVentiv Health Inc*	1,900	30,210
Iowa Telecommunications Services Inc	2,166	24,714
j2 Global Communications Inc*	2,976	63,597
Knot Inc/The*	1,600	16,160
Netgear Inc*	1,900	32,452
Network Equipment Technologies Inc*	1,066	7,078
Neutral Tandem Inc*	1,195	29,887
Novatel Wireless Inc*	1,500	14,475
NutriSystem Inc	1,800	25,614
PC-Tel Inc*	942	5,558
Perficient Inc*	1,900	14,744
Stamps.com Inc*	1,100	9,482
Symmetricom Inc*	2,100	$11,025
Tekelec*	4,296	66,889
Tollgrade Communications Inc*	630	3,522
United Online Inc	5,300	37,100
Viasat Inc*	1,752	42,451
Websense Inc*	2,754	41,751
Total Communications		1,152,479

Consumer, Cyclical (15.08%)
Arctic Cat Inc	1,013	7,233
ATC Technology Corp*	1,300	27,196
Audiovox Corp*	1,050	7,413
Big 5 Sporting Goods Corp	1,300	19,851
Brightpoint Inc*	2,880	21,139
Brown Shoe Co Inc	2,695	20,213
Brunswick Corp	5,200	48,308
Buckle Inc/The	1,350	35,708
Buffalo Wild Wings Inc*	1,200	49,476
Cabela's Inc*	2,300	36,915
California Pizza Kitchen Inc*	1,500	21,090
Carter's Inc*	3,700	93,092
Casey's General Stores Inc	3,365	93,379
Cash America International Inc	1,744	48,884
Cato Corp/The	1,862	31,803
CEC Entertainment Inc*	1,417	37,905
Charlotte Russe Holding Inc*	1,500	26,085
Childrens Place Retail Stores Inc/The*	1,478	44,828
Christopher & Banks Corp	1,875	12,863
CKE Restaurants Inc	3,700	35,779
Cracker Barrel Old Country Store Inc	1,300	36,933

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2009

Company	Shares	Value (Note 1)
CROCS Inc*	4,800	$30,480
Deckers Outdoor Corp*	800	54,640
DineEquity Inc	898	18,930
Dress Barn Inc*	2,616	42,458
DTS Inc*	1,151	30,847
Ethan Allen Interiors Inc	1,913	29,728
Finish Line Inc/The	2,948	24,321
First Cash Financial Services Inc*	1,500	28,185
Fossil Inc*	3,020	76,648
Fred's Inc	2,610	34,139
G&K Services Inc	1,371	32,219
Genesco Inc*	1,318	28,864
Group 1 Automotive Inc	1,453	40,931
Gymboree Corp*	1,869	83,713
Haverty Furniture Cos Inc*	1,157	13,502
Hibbett Sports Inc*	1,704	29,939
HOT Topic Inc*	2,397	16,683
HSN Inc*	2,300	23,920
Iconix Brand Group Inc*	4,587	78,805
Insight Enterprises Inc*	2,982	34,204
Interface Inc	3,181	21,026
Interval Leisure Group Inc*	2,300	24,127
Jack in the Box Inc*	3,444	70,223
Jakks Pacific Inc*	1,604	21,494
Jo-Ann Stores Inc*	1,470	40,160
JOS A Bank Clothiers Inc*	1,150	50,612
K-Swiss Inc	1,713	16,513
Landry's Restaurants Inc*	826	8,012
La-Z-Boy Inc	2,673	22,640
Lithia Motors Inc	1,000	12,810
Liz Claiborne Inc	6,200	26,350
M/I Homes Inc*	700	11,074
Maidenform Brands Inc*	1,100	17,754
Marcus Corp	1,435	17,966
MarineMax Inc*	800	5,640
Men's Wearhouse Inc/The	3,043	79,118
Meritage Homes Corp*	2,050	45,941
Mobile Mini Inc*	2,228	39,502
Monarch Casino & Resort Inc*	600	6,018
Multimedia Games Inc*	1,431	7,184
MWI Veterinary Supply Inc*	800	29,768
National Presto Industries Inc	327	27,393
Nautilus Inc*	1,674	2,879
O'Charleys Inc	1,466	11,215
OfficeMax Inc	4,500	50,895
Oxford Industries Inc	832	11,648
Papa John's International Inc*	1,264	29,489
PEP Boys-Manny Moe & Jack	3,075	27,460
Perry Ellis International Inc*	700	8,743
PetMed Express Inc	1,300	23,517
PF Chang's China Bistro Inc*	1,512	48,248
Pinnacle Entertainment Inc*	3,726	34,950
Polaris Industries Inc	2,204	83,113
Pool Corp	3,136	74,700
Quiksilver Inc*	6,824	19,244
RC2 Corp*	1,100	17,270
Red Robin Gourmet Burgers Inc*	800	15,424
Ruby Tuesday Inc*	3,100	22,630
Ruth's Hospitality Group Inc*	1,000	3,960
Scansource Inc*	1,686	47,191
School Specialty Inc*	1,075	24,499
Shuffle Master Inc*	3,655	27,705
Skechers U.S.A. Inc*	1,900	33,839
Skyline Corp	400	9,428
Skywest Inc	3,479	53,751
Sonic Automotive Inc	1,573	20,166
Sonic Corp*	3,769	43,080
Spartan Motors Inc	1,900	$10,317
Stage Stores Inc	2,706	36,125
Standard Motor Products Inc	916	11,340
Standard Pacific Corp*	7,590	27,552
Steak N Shake Co/The*	1,277	13,383
Stein Mart Inc*	1,360	16,810
Superior Industries International Inc	1,200	17,064
Texas Roadhouse Inc*	3,100	31,589
Toro Co	2,194	83,218
Tractor Supply Co*	2,161	101,697
True Religion Apparel Inc*	900	20,367
Tuesday Morning Corp*	1,500	6,750
Tween Brands Inc*	1,767	13,429
Unifirst Corp	800	31,912
United Stationers Inc*	1,437	65,657
Universal Electronics Inc*	800	15,056
Volcom Inc*	800	11,336
Wabash National Corp	1,723	4,170
Watsco Inc	1,866	98,581
Winnebago Industries	1,700	20,570
Wolverine World Wide Inc	3,060	76,225
World Fuel Services Corp	1,900	85,386
Zale Corp*	2,067	13,394
Zumiez Inc*	1,300	16,432
Total Consumer, Cyclical		3,683,978

Consumer, Non-Cyclical (17.45%)
Abaxis Inc*	1,300	34,580
ABM Industries Inc	2,908	65,226
Administaff Inc	1,536	37,079
Air Methods Corp*	600	20,478
Alliance One International Inc*	4,676	17,909
Almost Family Inc*	422	11,635
Amedisys Inc*	1,756	78,212
American Medical Systems Holdings Inc*	4,820	73,457
American Public Education Inc*	1,070	37,076
AMERIGROUP Corp*	3,438	81,309
AMN Healthcare Services Inc*	1,700	16,779
Amsurg Corp*	2,051	41,635
Andersons Inc/The	1,000	32,900
Arbitron Inc	1,587	29,074
Arqule Inc*	1,302	7,057
Bio-Reference Labs Inc*	767	25,495
Boston Beer Co Inc*	500	19,875
Bowne & Co Inc	1,860	13,020
Cal-Maine Foods Inc	800	22,840
Cambrex Corp*	1,239	6,777
Capella Education Co*	900	57,015
Catalyst Health Solutions Inc*	2,500	71,400
CDI Corp	607	9,220
Centene Corp*	2,878	49,818
Central Garden and Pet Co*	3,900	42,900
Chattem Inc*	1,200	73,488
Chemed Corp	1,544	67,226
Coinstar Inc*	2,000	66,020
Conmed Corp*	1,925	34,323
Consolidated Graphics Inc*	696	14,379
Cooper Cos Inc/The	2,776	75,840
Corvel Corp*	500	15,030
Cross Country Healthcare Inc*	1,840	16,946
CryoLife Inc*	1,813	13,507
Cubist Pharmaceuticals Inc*	3,700	76,516
Cyberonics Inc*	1,199	18,033
Diamond Foods Inc	1,100	30,745
Enzo Biochem Inc*	1,519	7,732
Forrester Research Inc*	996	23,446
Genoptix Inc*	636	$18,247
Gentiva Health Services Inc*	1,927	42,490
Geo Group Inc/The*	3,400	62,288
Great Atlantic & Pacific Tea Co*	1,319	8,850
Greatbatch Inc*	1,517	32,661
Green Mountain Coffee Roasters Inc*	1,792	107,860
Haemonetics Corp*	1,591	83,750
Hain Celestial Group Inc/The*	2,470	39,520
Hanger Orthopedic Group Inc*	2,064	28,917
Healthcare Services Group Inc	2,550	45,084
Healthspring Inc*	3,000	39,690
Healthways Inc*	1,971	25,781
Heartland Payment Systems Inc	1,600	20,016
Heidrick & Struggles International Inc	972	20,431
Helen of Troy Ltd*	1,976	42,721
Hillenbrand Inc	4,100	82,082
HMS Holdings Corp*	1,600	60,176
ICU Medical Inc*	855	31,797
Integra LifeSciences Holdings Corp*	1,265	42,744
Invacare Corp	2,104	45,573
IPC The Hospitalist Co Inc*	565	16,690
J&J Snack Foods Corp	834	36,446
Kendle International Inc*	700	9,198
Kensey Nash Corp*	574	14,987
Lance Inc	1,952	47,336
Landauer Inc	600	33,024
LCA-Vision Inc*	1,173	6,358
LHC Group Inc*	1,000	24,450
Live Nation Inc*	4,000	28,120
Magellan Health Services Inc*	2,700	86,643
Mannatech Inc	900	3,510
Martek Biosciences Corp	2,200	54,010
MAXIMUS Inc	1,113	46,356
Medcath Corp*	800	7,296
Mednax Inc*	3,014	156,939
Meridian Bioscience Inc	2,600	62,660
Merit Medical Systems Inc*	1,795	32,400
Midas Inc*	700	6,328
Molina Healthcare Inc*	800	16,200
Nash Finch Co	881	23,910
Natus Medical Inc*	1,600	22,800
Neogen Corp*	978	27,384
Odyssey HealthCare Inc*	1,878	24,189
On Assignment Inc*	2,167	8,668
Osteotech Inc*	821	3,547
Palomar Medical Technologies Inc*	1,000	13,880
Par Pharmaceutical Cos Inc*	2,000	40,900
Parexel International Corp*	3,378	43,340
Peet's Coffee & Tea Inc*	600	15,786
PharMerica Corp*	1,800	36,090
Pre-Paid Legal Services Inc*	540	24,754
PSS World Medical Inc*	4,200	85,848
Regeneron Pharmaceuticals Inc*	4,056	92,193
RehabCare Group Inc*	1,146	24,055
Res-Care Inc*	1,700	24,667
Rewards Network Inc*	387	5,108
Russ Berrie & Co Inc*	958	5,499
Salix Pharmaceuticals Ltd*	2,700	33,777
Sanderson Farms Inc	1,018	42,349
Savient Pharmaceuticals Inc*	3,505	48,684
Spartan Stores Inc	1,300	17,251
Spherion Corp*	3,098	16,791

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2009

Company	Shares	Value (Note 1)
Standard Register Co/The	613	$2,648
StarTek Inc*	740	5,720
SurModics Inc*	809	18,518
Symmetry Medical Inc*	2,200	24,244
Theragenics Corp*	1,389	1,861
Ticketmaster Entertainment Inc*	2,300	22,448
TreeHouse Foods Inc*	2,100	77,805
TrueBlue Inc*	2,823	38,393
United Natural Foods Inc*	2,800	75,656
Universal Technical Institute Inc*	1,300	26,169
Viad Corp	1,409	25,461
Viropharma Inc*	5,100	40,800
Volt Information Sciences Inc*	646	6,525
WD-40 Co	1,126	30,379
West Pharmaceutical Services Inc	2,100	84,399
Wright Express Corp*	2,300	72,496
Zoll Medical Corp*	1,200	21,576
Total Consumer, Non-Cyclical		4,262,194

Energy (4.07%)
Atwood Oceanics Inc*	3,644	103,781
Basic Energy Services Inc*	1,300	8,814
CARBO Ceramics Inc	1,224	52,693
Dril-Quip Inc*	2,000	85,320
Gulf Island Fabrication Inc	900	13,473
Headwaters Inc*	2,223	8,536
Holly Corp	2,700	61,668
Hornbeck Offshore Services Inc*	1,300	28,678
ION Geophysical Corp*	4,753	12,120
Lufkin Industries Inc	900	39,825
Matrix Service Co*	1,500	16,530
NATCO Group Inc*	1,200	49,920
Oil States International Inc*	3,300	97,251
Penn Virginia Corp	2,700	51,732
Petroleum Development Corp*	815	11,157
Petroquest Energy Inc*	2,500	10,400
Pioneer Drilling Co*	2,900	16,530
SEACOR Holdings Inc*	1,351	102,852
St Mary Land & Exploration Co	4,128	108,566
Stone Energy Corp*	2,267	28,927
Superior Well Services Inc*	600	5,418
Swift Energy Co*	2,022	41,188
Tetra Technologies Inc*	4,434	39,108
Total Energy		994,487

Financial (16.76%)
Acadia Realty Trust	2,180	33,376
American Physicians Capital Inc	641	19,127
AMERISAFE Inc*	1,249	21,333
Bank Mutual Corp	3,500	30,765
Bank of the Ozarks Inc	827	20,625
BioMed Realty Trust Inc	6,438	86,784
Boston Private Financial Holdings Inc	4,201	21,089
Brookline Bancorp Inc	3,628	37,876
Cascade Bancorp	1,500	2,010
Cedar Shopping Centers Inc	2,600	16,718
Central Pacific Financial Corp	1,900	5,282
Colonial Properties Trust	2,886	26,061
Columbia Banking System Inc	1,100	18,051
Community Bank System Inc	2,100	37,443
Delphi Financial Group Inc	2,421	56,579
DiamondRock Hospitality Co	5,600	38,360
Dime Community Bancshares	1,914	$21,437
East West Bancorp Inc	4,206	38,737
EastGroup Properties Inc	1,500	56,460
eHealth Inc*	1,639	30,322
Employers Holdings Inc	3,092	45,885
Entertainment Properties Trust	2,184	68,490
Extra Space Storage Inc	5,400	53,460
Financial Federal Corp	1,588	37,191
First Bancorp	5,128	16,358
First Commonwealth Financial Corp	4,800	29,568
First Financial Bancorp	1,700	14,348
First Financial Bankshares Inc	1,400	69,776
First Midwest Bancorp Inc	3,089	31,693
Forestar Group Inc*	2,000	28,880
Franklin Street Properties Corp	3,922	55,732
Frontier Financial Corp	2,400	1,848
Glacier Bancorp Inc	3,950	58,895
Greenhill & Co Inc	1,100	87,120
Hancock Holding Co	1,500	57,465
Hanmi Financial Corp*	2,300	3,473
Home Bancshares Inc	900	18,225
Home Properties Inc	2,100	79,737
Independent Bank Corp	1,154	2,054
Independent Bank Corp	1,385	32,090
Infinity Property & Casualty Corp	1,100	48,367
Inland Real Estate Corp	3,700	31,006
Investment Technology Group Inc*	2,751	67,785
Kilroy Realty Corp	2,858	79,195
Kite Realty Group Trust	1,800	6,552
LaBranche & Co Inc*	3,500	13,510
LaSalle Hotel Properties	4,199	69,493
Lexington Realty Trust	3,994	18,612
LTC Properties Inc	1,500	38,205
Medical Properties Trust Inc	4,000	30,280
Mid-America Apartment Communities Inc	1,800	78,804
Nara Bancorp Inc	1,163	10,176
National Financial Partners Corp	2,400	18,840
National Penn Bancshares Inc	5,200	29,120
National Retail Properties Inc	5,152	105,719
Navigators Group Inc*	800	41,520
NBT Bancorp Inc	2,269	51,279
Old National Bancorp	4,300	45,752
optionsXpress Holdings Inc	2,500	41,600
Parkway Properties Inc	865	15,657
Pennsylvania Real Estate Investment Trust	2,300	15,249
Pinnacle Financial Partners Inc*	2,104	31,707
Piper Jaffray Cos*	1,018	51,592
Portfolio Recovery Associates Inc*	1,000	43,920
Post Properties Inc	2,600	44,304
Presidential Life Corp	1,505	14,900
PrivateBancorp Inc	2,461	59,335
ProAssurance Corp*	2,196	115,290
Prosperity Bancshares Inc	2,700	93,231
PS Business Parks Inc	900	47,637
RLI Corp	1,092	57,887
S&T Bancorp Inc	1,500	20,775
Safety Insurance Group Inc	1,100	35,343
Selective Insurance Group	3,244	55,213
Senior Housing Properties Trust	7,500	150,450
Signature Bank*	2,300	69,828
Simmons First National Corp	826	$23,268
South Financial Group Inc/The	4,800	8,448
Sovran Self Storage Inc	1,459	42,880
Sterling Bancorp	1,000	7,600
Sterling Bancshares Inc	4,445	35,338
Sterling Financial Corp	2,838	6,017
Stewart Information Services Corp	928	13,150
Stifel Financial Corp*	1,814	102,128
Susquehanna Bancshares Inc	5,663	33,072
SWS Group Inc	1,780	25,739
Tanger Factory Outlet Centers	2,438	91,718
Tompkins Financial Corp	400	17,480
Tower Group Inc	2,331	55,921
TradeStation Group Inc*	1,300	9,321
Trustco Bank Corp NY	5,018	31,212
UCBH Holdings Inc	7,234	9,549
UMB Financial Corp	2,100	84,063
Umpqua Holdings Corp	3,893	40,137
United Bankshares Inc	2,434	47,779
United Community Banks Inc*	2,670	17,996
United Fire & Casualty Co	1,500	30,015
Urstadt Biddle Properties Inc	1,400	21,658
Whitney Holding Corp	4,426	39,878
Wilshire Bancorp Inc	800	6,624
Wintrust Financial Corp	1,538	42,556
World Acceptance Corp*	952	24,781
Zenith National Insurance Corp	2,473	66,672
Total Financial		4,093,856

Industrial (18.80%)
AAR Corp*	2,578	43,852
Actuant Corp	4,389	62,017
Acuity Brands Inc	2,685	86,215
Advanced Energy Industries Inc*	2,153	22,520
AeroVironment Inc*	1,045	29,396
Albany International Corp	1,699	29,206
AM Castle & Co	759	8,357
American Science & Engineering Inc	603	37,139
Analogic Corp	900	31,995
AO Smith Corp	1,508	57,379
Apogee Enterprises Inc	1,775	23,430
Applied Industrial Technologies Inc	2,236	46,129
Arkansas Best Corp	1,481	47,244
Astec Industries Inc*	1,314	33,284
Axsys Technologies Inc*	600	32,400
AZZ Inc*	804	27,674
Badger Meter Inc	981	35,502
Baldor Electric Co	2,989	83,901
Barnes Group Inc	2,870	42,160
Bel Fuse Inc	579	9,785
Belden Inc	3,064	64,130
Benchmark Electronics Inc*	4,408	72,291
Brady Corp	3,344	99,083
Briggs & Stratton Corp	3,004	52,991
Bristow Group Inc*	1,861	54,341
C&D Technologies Inc*	1,187	2,374
Calgon Carbon Corp*	3,600	51,480
Cascade Corp	600	15,288
Ceradyne Inc*	1,721	32,217
Checkpoint Systems Inc*	2,228	37,141
CIRCOR International Inc	1,124	29,010
CLARCOR Inc	3,304	105,926
Cognex Corp	2,720	43,574
CTS Corp	1,721	15,248

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2009

Company	Shares	Value (Note 1)
Cubic Corp	971	$34,490
Curtiss-Wright Corp	2,954	96,212
Cymer Inc*	2,086	73,385
Daktronics Inc	1,886	15,220
Darling International Inc*	4,900	34,349
Dionex Corp*	1,177	70,785
Drew Industries Inc*	1,200	24,696
Eagle Materials Inc	2,900	76,357
Electro Scientific Industries Inc*	1,841	22,607
EMCOR Group Inc*	4,304	99,724
EnPro Industries Inc*	1,100	23,672
ESCO Technologies Inc*	1,736	64,336
Esterline Technologies Corp*	1,986	61,407
FARO Technologies Inc*	1,000	17,010
FEI Co*	2,405	56,902
Forward Air Corp	1,656	38,220
Gardner Denver Inc*	3,526	114,489
GenCorp Inc*	2,884	12,718
Gerber Scientific Inc*	1,029	4,414
Gibraltar Industries Inc	1,600	19,264
Griffon Corp*	2,720	28,750
Heartland Express Inc	3,631	51,415
HUB Group Inc*	2,500	54,825
II-VI Inc*	1,500	40,140
Insituform Technologies Inc*	2,572	49,254
Intermec Inc*	3,246	46,158
Intevac Inc*	1,100	12,848
John Bean Technologies Corp	1,600	26,704
Kaman Corp	1,548	32,090
Kaydon Corp	2,247	75,005
Keithley Instruments Inc	720	3,600
Kirby Corp*	3,516	130,268
Knight Transportation Inc	3,784	62,398
Lawson Products Inc	456	8,244
Lindsay Corp	749	31,091
Littelfuse Inc*	1,432	35,857
LoJack Corp*	1,100	5,687
Lydall Inc*	745	3,963
Magnetek Inc*	1,366	2,090
Methode Electronics Inc	2,454	21,178
Moog Inc*	2,802	81,202
Movado Group Inc	1,100	14,135
Mueller Industries Inc	2,395	57,935
Myers Industries Inc	1,536	15,744
NCI Building Systems Inc*	1,100	2,959
Newport Corp*	2,500	17,725
Old Dominion Freight Line Inc*	1,800	64,404
Orbital Sciences Corp*	3,900	57,681
Park Electrochemical Corp	1,318	28,390
Plexus Corp*	2,500	62,950
Quanex Building Products Corp	2,196	29,580
Regal-Beloit Corp	2,372	107,831
Robbins & Myers Inc	2,232	51,827
Rock-Tenn Co	2,517	129,097
Rogers Corp*	1,150	30,015
Simpson Manufacturing Co Inc	2,290	58,853
Sonic Solutions Inc*	1,173	6,229
Standex International Corp	564	9,650
Stanley Inc*	903	23,162
Sturm Ruger & Co Inc	1,292	17,843
Technitrol Inc	2,470	20,353
Teledyne Technologies Inc*	2,366	79,876
Tetra Tech Inc*	3,868	114,261
Texas Industries Inc	1,686	67,035
Tredegar Corp	1,471	22,036
Triumph Group Inc	1,014	44,109
TTM Technologies Inc*	2,500	$25,300
Universal Forest Products Inc	1,181	48,775
Valmont Industries Inc	1,124	92,539
Vicor Corp*	1,051	7,725
Watts Water Technologies Inc	1,855	55,965
Total Industrial		4,591,687

Technology (9.60%)
Actel Corp*	1,718	18,692
Agilysys Inc	1,491	9,453
ATMI Inc*	2,001	33,997
Avid Technology Inc*	2,399	31,259
Blackbaud Inc	2,700	52,002
Brooks Automation Inc*	4,331	28,152
Cabot Microelectronics Corp*	1,500	51,825
CACI International Inc*	1,895	87,094
Ciber Inc*	2,938	11,458
Cohu Inc	1,484	17,615
CommVault Systems Inc*	2,757	50,426
Computer Programs & Systems Inc	624	24,149
Concur Technologies Inc*	2,800	99,008
CSG Systems International Inc*	2,100	31,647
Cypress Semiconductor Corp*	10,000	101,200
Digi International Inc*	1,689	14,475
Diodes Inc*	1,650	33,446
DSP Group Inc*	1,496	11,818
Ebix Inc*	600	29,616
Eclipsys Corp*	3,600	60,336
Epicor Software Corp*	3,100	19,530
EPIQ Systems Inc*	2,381	35,691
Exar Corp*	2,852	21,419
Hittite Microwave Corp*	1,300	44,746
Hutchinson Technology Inc*	1,338	7,961
Informatica Corp*	5,800	103,994
Integral Systems Inc*	1,100	6,897
JDA Software Group Inc*	1,393	26,941
Kopin Corp*	3,225	12,416
Kulicke & Soffa Industries Inc*	2,607	13,713
Manhattan Associates Inc*	1,548	27,601
Mercury Computer Systems Inc*	1,010	9,615
Micrel Inc	3,300	25,641
Microsemi Corp*	5,251	74,092
MKS Instruments Inc*	2,900	53,447
MTS Systems Corp	1,024	27,177
Omnicell Inc*	2,000	21,960
Pericom Semiconductor Corp*	1,192	10,263
Phase Forward Inc*	2,800	36,008
Phoenix Technologies Ltd*	1,166	4,233
Progress Software Corp*	2,749	61,248
Quality Systems Inc	1,200	64,608
Radiant Systems Inc*	1,286	13,786
Radisys Corp*	829	6,052
Rudolph Technologies Inc*	1,360	8,731
Skyworks Solutions Inc*	10,882	126,775
Smith Micro Software Inc*	1,902	21,968
SPSS Inc*	1,104	54,979
Standard Microsystems Corp*	1,264	29,426
Stratasys Inc*	1,200	17,268
Supertex Inc*	890	22,998
SYKES Enterprises Inc*	2,200	46,178
Synaptics Inc*	2,272	58,572
SYNNEX Corp*	1,264	37,478
Take-Two Interactive Software Inc	5,054	53,067
Taleo Corp*	2,000	36,180
THQ Inc*	4,085	22,508
TriQuint Semiconductor Inc*	8,500	$62,220
Tyler Technologies Inc*	2,000	30,460
Ultratech Inc*	1,126	12,195
Varian Semiconductor Equipment Associates Inc*	4,815	147,195
Veeco Instruments Inc*	1,520	32,650
Total Technology		2,347,555

Utilities (4.11%)
Allete Inc	1,680	56,801
American States Water Co	1,045	34,506
Atmos Energy Corp	5,938	161,751
Avista Corp	3,283	64,084
Central Vermont Public Service Corp	573	10,486
CH Energy Group Inc	1,008	46,126
El Paso Electric Co*	2,842	48,143
Laclede Group Inc/The	1,463	47,635
New Jersey Resources Corp	2,721	99,996
Northwest Natural Gas Co	1,701	71,611
Piedmont Natural Gas Co Inc	4,820	115,775
South Jersey Industries Inc	2,000	69,299
Southwest Gas Corp	2,879	70,103
UIL Holdings Corp	1,540	39,947
Unisource Energy Corp	2,352	68,771
Total Utilities		1,005,034

Total Common Stock (Cost $25,868,137)		$22,790,909

Short-Term Investments (6.55%)

United States Treasury Bills (6.55%)	Par Value
United States Treasury Bill 11/19/2009 (b)	$1,600,000	$1,599,571
Total United States Treasury Bills	1,599,571

Total Short-Term Investments (Cost $1,599,526)	1,599,571

Total Investments (Cost $27,467,663) (a) (99.84%)	24,390,480
Other Net Assets (0.16%)	39,057
Net Assets (100.00%)	$24,429,537

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $27,467,663. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,842,954
Unrealized depreciation	(6,920,137)
Net unrealized depreciation	$(3,077,183)

(b) At August 31, 2009, certain United States Treasury Bills with a market value of $199,946 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2009: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Appreciation
30 / Sept 2009 / Long	$191,535

See accompanying notes to financial statements

Equity Income Fund	Portfolio of Investments	8/31/2009

Company	Shares	Value (Note 1)
Common Stock (90.78%)
Basic Materials (3.74%)
Chemicals (2.39%)
Praxair Inc	4,592	$351,839
Sherwin-Williams Co/The	1,746	105,109
		456,948

Iron / Steel (0.91%)
United States Steel Corp	4,000	175,120

Mining (0.44%)
Alcoa Inc	7,050	84,953

Total Basic Materials		717,021

Communications (5.20%)
Media (2.31%)
McGraw-Hill Cos Inc/The	13,178	442,913

Telecommunications (2.89%)
AT&T Inc	21,244	553,406

Total Communications		996,319

Consumer, Cyclical (7.33%)
Auto Manufacturers (1.37%)
Ford Motor Co*	34,500	262,200

Retail (5.96%)
McDonald's Corp	6,968	391,880
Ross Stores Inc	3,692	172,195
TJX Cos Inc	7,050	253,448
Target Corp	6,939	326,133
		1,143,656

Total Consumer, Cyclical		1,405,856

Consumer, Non-Cyclical (29.84%)
Agriculture (5.36%)
Altria Group Inc	22,500	411,300
Philip Morris International Inc	7,500	342,825
Reynolds American Inc	5,992	273,894
		1,028,019

Beverages (3.69%)
Coca-Cola Co/The	14,500	707,165

Commercial Services (3.55%)
Lender Processing Services Inc	10,211	350,033
Moody's Corp	5,092	138,706
Western Union Co/The	10,609	191,386
		680,125

Cosmetics / Personal Care (1.10%)
Procter & Gamble Co/The	3,880	209,947

Food (2.21%)
Kraft Foods Inc	4,384	124,286
Safeway Inc	8,000	152,400
Sara Lee Corp	15,200	147,288
		423,974

Healthcare - Products (3.80%)
Baxter International Inc	12,811	729,202

Healthcare - Services (6.74%)
Aetna Inc	8,584	244,644
Healthsouth Corp*	40,000	624,400
WellPoint Inc*	8,000	$422,800
		1,291,844

Household Products / Wares (0.45%)
Fortune Brands Inc	2,146	85,432

Pharmaceuticals (2.94%)
AmerisourceBergen Corp	13,812	294,334
Merck & Co Inc	1,200	38,916
Pfizer Inc	13,900	232,130
		565,380

Total Consumer, Non-Cyclical		5,721,088

Energy (9.65%)
Oil & Gas (9.15%)
Apache Corp	1,126	95,654
Chevron Corp	3,840	268,570
ConocoPhillips	5,348	240,820
Devon Energy Corp	3,852	236,436
ENSCO International Inc	4,170	153,873
Exxon Mobil Corp	7,736	534,944
Valero Energy Corp	12,000	224,880
		1,755,177

Oil & Gas Services (0.50%)
Baker Hughes Inc	2,780	95,771

Total Energy		1,850,948

Financial (14.24%)
Banks (5.30%)
JPMorgan Chase & Co	11,500	499,790
US Bancorp	10,300	232,986
Wells Fargo & Co	10,282	282,961
		1,015,737

Diversified Financial Services (5.17%)
Franklin Resources Inc	4,100	382,653
Morgan Stanley	21,000	608,160
		990,813

Insurance (3.77%)
Arthur J Gallagher & Co	7,700	183,029
MetLife Inc	7,328	276,705
StanCorp Financial Group Inc	6,950	263,058
		722,792

Total Financial		2,729,342

Industrial (7.62%)
Machinery - Construction & Mining (4.09%)
Caterpillar Inc	17,292	783,501

Metal Fabricate / Hardware (0.71%)
Worthington Industries Inc	10,400	136,968

Miscellaneous Manufacturing (2.22%)
3M Co	3,212	231,585
ITT Corp	2,634	131,911
Leggett & Platt Inc	3,325	60,681
		424,177

Transportation (0.60%)
Tidewater Inc	2,680	115,696

Total Industrial		1,460,342

Technology (8.51%)
Computers (2.67%)
Dell Inc*	12,249	$193,902
Hewlett-Packard Co	7,050	316,475
		510,377

Semiconductors (3.48%)
Intel Corp	32,863	667,776

Software (2.36%)
Microsoft Corp	18,373	452,894

Total Technology		1,631,047

Utilities (4.65%)
Electric (4.65%)
Consolidated Edison Inc	7,700	309,463
Duke Energy Corp	9,200	142,508
Entergy Corp	2,146	169,534
Exelon Corp	3,846	192,377
Progress Energy Inc	1,979	78,229
Total Utilities		892,111

Total Common Stock (Cost $16,196,333)		17,404,074

Short-Term Investments (7.3%)

United States Treasury Bills (7.3%)	Par Value
United States Treasury Bill 10/22/2009 (b)	$200,000	199,949
United States Treasury Bill 11/19/2009	1,200,000	1,199,678

Total United States Treasury Bills		1,399,627

Total Short-Term Investments (Cost $1,399,594)		1,399,627

Total Investments (Cost $17,595,927) (a) (98.08%)		18,803,701
Other Net Assets (1.92%)		367,529

Net Assets (100.00%)		$19,171,230

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,595,927. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$3,549,973
Unrealized depreciation		(2,342,199)
Net unrealized appreciation		$1,207,774

(b) At August 31, 2009, certain United States Treasury Bills with a market value of $199,949 were pledged to cover margin requirements for futures contracts.

See accompanying notes to financial statements

European Growth & Income Fund	Portfolio of Investments	8/31/2009

Company	Shares	Value (Note 1)
Common Stock (96.47%)
Basic Materials (8.36%)
Chemicals (2.19%)
BASF SE ADR	3,488	$182,213
Bayer AG ADR	1,515	93,021
		275,234

Iron / Steel (1.05%)
ArcelorMittal ADR	3,700	131,831

Mining (5.12%)
Anglo American PLC ADR*	12,020	194,604
BHP Billiton Ltd ADR	4,500	280,350
Rio Tinto PLC ADR	1,100	170,676
		645,630

Total Basic Materials		1,052,695

Communications (13.26%)
Telecommunications (13.26%)
Deutsche Telekom AG ADR	11,525	153,513
France Telecom SA ADR	7,700	198,198
Nokia OYJ ADR	15,928	223,151
Telefonaktiebolaget LM Ericsson ADR	12,888	123,467
Telefonica SA ADR	6,165	467,184
Vodafone Group PLC ADR	23,233	504,621
Total Communications		1,670,134

Consumer, Cyclical (1.38%)
Auto Manufacturers (1.38%)
Daimler AG	3,835	173,189
Total Consumer, Cyclical		173,189

Consumer, Non-Cyclical (23.94%)
Agriculture (1.98%)
British American Tobacco PLC ADR	4,100	248,993

Beverages (1.35%)
Diageo PLC ADR	2,735	169,679

Food (5.53%)
Nestle SA ADR	12,412	514,477
Unilever NV ADR	6,508	181,768
		696,245

Pharmaceuticals (15.08%)
AstraZeneca PLC ADR	6,098	$284,350
GlaxoSmithKline PLC ADR	11,988	468,731
Novartis AG ADR	10,757	499,878
Roche Holding AG ADR	9,632	383,739
Sanofi-Aventis SA ADR	7,700	262,339
		1,899,037

Total Consumer, Non-Cyclical		3,013,954

Energy (14.13%)
Oil & Gas (14.13%)
BP PLC ADR	12,876	662,470
ENI SpA ADR	5,132	243,513
Royal Dutch Shell A PLC ADR	7,220	400,493
Total SA ADR	8,258	472,936
Total Energy		1,779,412

Financial (26.08%)
Banks (20.46%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	265,338
Banco Santander SA ADR	36,958	570,262
Barclays PLC ADR*	8,751	213,874
BNP Paribas ADR	5,452	219,443
Deutsche Bank AG	2,096	141,648
HSBC Holdings PLC ADR	11,565	623,585
Intesa Sanpaolo SpA ADR*	5,800	150,452
Societe Generale ADR	10,900	175,926
UBS AG*	11,792	216,029
		2,576,557

Diversified Financial Services (1.64%)
Credit Suisse Group AG ADR	4,053	206,257
		206,257

Insurance (3.98%)
Allianz SE ADR	18,157	209,713
AXA SA ADR	6,984	159,724
ING Groep NV ADR*	8,732	131,591
		501,028

Total Financial		3,283,842

Industrial (4.31%)
Electronics (0.75%)
Koninklijke Philips Electronics NV ADR	4,184	$94,349

Engineering & Construction (1.32%)
ABB Ltd ADR*	8,700	166,779

Miscellaneous Manufacturing (2.24%)
Siemens AG ADR	3,235	280,927

Total Industrial		542,055

Technology (1.42%)
Software (1.42%)
SAP AG ADR	3,667	178,803
Total Technology		178,803

Utilities (3.59%)
Electric (2.33%)
E.ON AG ADR	6,935	293,698

Gas (1.26%)
GDF Suez ADR	3,758	158,589

Total Utilities		452,287

Total Common Stock (Cost $12,693,387)		12,146,371

Total Investments (Cost $12,693,387) (a) (96.47%)		12,146,371
Other Net Assets (3.53%)		444,296
Net Assets (100.00%)		$12,590,667

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,693,947. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,585,988
Unrealized depreciation		(2,133,564)
Net unrealized depreciation		$(547,576)

See accompanying notes to financial statements

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2009

Company	Shares	Value (Note 1)
Common Stock (89.12%)
Basic Materials (0.62%)
Sigma-Aldrich Corp	1,436	$72,949
Steel Dynamics Inc	2,400	39,720
Total Basic Materials		112,669

Communications (23.22%)
Akamai Technologies Inc*	1,800	31,752
Amazon.com Inc*	3,090	250,877
Baidu Inc ADR*	300	99,018
Cisco Systems Inc*	22,650	489,240
Comcast Corp	15,675	240,141
DIRECTV Group Inc/The*	8,045	199,194
DISH Network Corp*	2,514	41,003
eBay Inc*	10,393	230,101
Expedia Inc*	3,216	74,129
Google Inc*	1,587	732,670
IAC/InterActiveCorp*	1,701	31,503
Juniper Networks Inc*	3,939	90,873
Liberty Global Inc*	1,556	34,061
Liberty Media Corp - Interactive*	6,500	62,270
Millicom International Cellular SA*	1,100	77,616
News Corp	15,413	165,227
NII Holdings Inc*	1,993	47,254
QUALCOMM Inc	21,607	1,002,997
Symantec Corp*	9,324	140,979
VeriSign Inc*	1,969	41,723
Yahoo! Inc*	7,488	109,400
Total Communications		4,192,028

Consumer, Cyclical (7.00%)
Bed Bath & Beyond Inc*	3,793	138,369
Cintas Corp	2,196	60,258
Costco Wholesale Corp	2,478	126,328
Fastenal Co	1,708	61,830
O'Reilly Automotive Inc*	1,461	55,927
PACCAR Inc	4,416	159,727
Ross Stores Inc	1,421	66,275
Ryanair Holdings PLC ADR*	1,300	35,607
Sears Holdings Corp*	1,385	87,878
Staples Inc	5,531	119,525
Starbucks Corp*	11,806	224,196
Urban Outfitters Inc*	1,802	51,231
Wynn Resorts Ltd*	1,400	75,782
Total Consumer, Cyclical		1,262,933

Consumer, Non-Cyclical (16.61%)
Amgen Inc*	5,234	312,679
Apollo Group Inc*	1,751	113,500
Automatic Data Processing Inc	3,875	148,606
Biogen Idec Inc*	3,654	183,467
Celgene Corp*	4,948	258,137
Cephalon Inc*	800	45,544
DENTSPLY International Inc	1,688	56,902
Express Scripts Inc*	2,400	173,328
Genzyme Corp*	3,694	205,793
Gilead Sciences Inc*	9,744	$439,065
Hansen Natural Corp*	1,100	35,926
Henry Schein Inc*	1,000	52,980
Hologic Inc*	3,000	49,350
Illumina Inc*	1,290	45,498
Intuitive Surgical Inc*	400	89,084
Life Technologies Corp*	1,910	85,052
Patterson Cos Inc*	1,604	43,677
Paychex Inc	3,718	105,182
Pharmaceutical Product Development Inc	1,244	25,017
Teva Pharmaceutical Industries Ltd ADR	7,776	400,464
Vertex Pharmaceuticals Inc*	1,957	73,211
Warner Chilcott PLC*	2,719	55,386
Total Consumer, Non-Cyclical		2,997,848

Energy (0.52%)
First Solar Inc*	776	94,346
Total Energy		94,346

Industrial (3.06%)
CH Robinson Worldwide Inc	1,946	109,482
Expeditors International of Washington Inc	2,400	78,384
Flextronics International Ltd*	9,539	56,566
FLIR Systems Inc*	1,650	37,983
Foster Wheeler AG*	1,800	52,110
Garmin Ltd	2,380	78,231
JB Hunt Transport Services Inc	1,368	38,345
Joy Global Inc	1,200	46,620
Stericycle Inc*	1,100	54,472
Total Industrial		552,193

Technology (38.09%)
Activision Blizzard Inc*	12,678	147,192
Adobe Systems Inc*	5,580	175,324
Altera Corp	4,480	86,061
Apple Inc*	13,491	2,269,321
Applied Materials Inc	7,467	98,415
Autodesk Inc*	2,800	65,604
Broadcom Corp*	4,222	120,116
CA Inc	5,413	120,656
Check Point Software Technologies*	2,506	69,842
Citrix Systems Inc*	2,599	92,732
Cognizant Technology Solutions Corp*	3,300	115,104
Dell Inc*	7,769	122,983
Electronic Arts Inc*	3,704	67,487
Fiserv Inc*	2,119	102,242
Infosys Technologies Ltd ADR	1,300	56,199
Intel Corp	21,154	429,849
Intuit Inc*	4,395	122,049
Kla-Tencor Corp	2,582	80,558
Lam Research Corp*	1,471	45,160
Linear Technology Corp	3,449	91,640
Logitech International SA*	2,100	38,388
Marvell Technology Group Ltd*	6,590	$100,498
Maxim Integrated Products Inc	3,250	61,035
Microchip Technology Inc	1,644	43,648
Microsoft Corp	33,234	819,218
NetApp Inc*	4,214	95,869
Nvidia Corp*	6,297	91,432
Oracle Corp	22,853	499,795
Research In Motion Ltd*	6,150	449,319
Seagate Technology	5,319	73,668
Sun Microsystems Inc*	4,209	39,060
Xilinx Inc	3,949	87,826
Total Technology		6,878,290

Total Common Stock (Cost $14,151,467)		16,090,307

Short-Term Investments (9.97%)

United States Treasury Bills (9.97%)	Par Value
United States Treasury Bill 10/22/2009 (b)	$100,000	99,983
United States Treasury Bill 11/19/2009 (b)	1,700,000	1,699,544
Total United States Treasury Bills		1,799,527

Total Short-Term Investments (Cost $1,799,479)		1,799,527

Total Investments (Cost $15,950,946) (a) (99.09%)		17,889,834
Other Net Assets (0.91%)		163,826
Net Assets (100.00%)		$18,053,660

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,952,181. At August 31, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4,584,619
Unrealized depreciation		(2,646,966)
Net unrealized appreciation		$1,937,653

(b) At August 31, 2009, certain United States Treasury Bills with a market value of $199,946 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2009: Contracts - $100 times premium / delivery month / commitment

Nasdaq 100 Stock Index		Unrealized Appreciation
12 / Sept 2009 / Long		$142,793

See accompanying notes to financial statements

Statements of Assets & Liabilities August 31, 2009

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost - Unaffiliated issuers	$103,040,027	$14,521,484	$74,074,926	$28,899,408	$15,946,419	$28,592,183
Cost - Sweep money fund (Note 5)	—	—	—	—	—	—
Total cost of investments	103,040,027	14,521,484	74,074,926	28,899,408	15,946,419	28,592,183
Value - Unaffiliated issuers	103,935,233	14,920,909	74,074,926	29,269,813	16,098,959	28,592,183
Value - Sweep money fund (Note 5)	—	—	—	—	—	—
Total market value of investments (Note 1)	103,935,233	14,920,909	74,074,926	29,269,813	16,098,959	28,592,183
Cash	2,562,636	8,810	5,562	97,889	64,863	33,301
Interest receivable	1,324,019	172,350	63,452	206,917	76,950	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	20,585	1,000	215,633	38,543	7,893	51,177
Receivable from investment advisor	—	—	—	—	—	—
Prepaid expenses	—	—	—	—	—	—
Total Assets	$107,842,473	$15,103,069	$74,359,573	$29,613,162	$16,248,665	$28,676,661

Liabilities
Payable for fund shares repurchased	11,902	10,241	51,694	49,661	134	59,010
Payable to investment advisor	44,993	3,719	6,456	8,832	1,330	1,733
Distributions payable	95,101	5,849	—	5,908	523	—
Accrued 12b-1 fee - K Shares	—	—	—	1,423	498	649
Accrued shareholder service fee - K Shares	—	—	—	1,475	507	678
Accrued administration fee	7,484	1,060	5,168	2,041	1,106	2,060
Accrued expenses	15,484	5,015	11,213	8,249	5,613	8,943
Total Liabilities	$174,964	$25,884	$74,531	$77,589	$9,711	$73,073

Net assets:	$107,667,509	$15,077,185	$74,285,042	$29,535,573	$16,238,954	$28,603,588

Net Assets at August 31, 2009 consist of
Paid-in capital	106,582,640	14,685,871	74,288,300	29,955,646	16,133,053	28,575,797
Undistributed net investment income	160,557	3,667	—	34,243	1,237	105
Accumulated net realized gains (losses)	29,106	(11,778)	(3,258)	(824,721)	(47,876)	27,686
Unrealized appreciation(depreciation) of investments	895,206	399,425	—	370,405	152,540	—
	$107,667,509	$15,077,185	$74,285,042	$29,535,573	$16,238,954	$28,603,588

Net Assets
Direct Shares	$107,667,509	$15,077,185	$74,285,042	$22,110,768	$13,688,412	$25,301,435
K Shares	—	—	—	$7,424,805	$2,550,542	$3,302,153

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	9,556,532	1,412,530	74,351,670	2,129,484	1,334,154	25,275,267
K Shares (no par value, unlimited shares authorized)	—	—	—	711,546	247,508	3,300,451

Net asset value per share
Direct Shares	$11.27	$10.67	$1.00	$10.38	$10.26	$1.00
K Shares	—	—	—	$10.43	$10.30	$1.00

See accompanying notes to financial statements

Statements of Assets & Liabilities August 31, 2009 − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost - Unaffiliated issuers	$66,267,879	$111,443,069	$27,467,663	$17,595,927	$12,693,387	$15,950,946
Cost - Sweep money fund (Note 5)	—	—	—	—	—	—
Total cost of investments	66,267,879	111,443,069	27,467,663	17,595,927	12,693,387	15,950,946
Value - Unaffiliated issuers	73,217,270	113,723,802	24,390,480	18,803,701	12,146,371	17,889,834
Value - Sweep money fund (Note 5)	—	—	—	—	—	—
Total market value of investments (Note 1)	73,217,270	113,723,802	24,390,480	18,803,701	12,146,371	17,889,834
Cash	24,792	119,055	218,271	114,193	1,027,809	226,026
Interest receivable	—	—	—	—	—	—
Dividend receivable	181,365	128,872	13,104	44,480	39,689	13,827
Receivable for fund shares sold	47,254	43,907	35,619	25,522	37,611	44,497
Receivable for investments sold	—	—	—	221,674	—	—
Variation margin receivable	—	—	—	—	—	—
Receivable from investment advisor	—	—	—	—	—	—
Total Assets	$73,470,681	$114,015,636	$24,657,474	$19,209,570	$13,251,480	$18,174,184

Liabilities
Payable for investments purchased	—	—	—	—	587,154	—
Payable for fund shares repurchased	125,611	120,543	187,320	20,129	59,731	89,858
Payable to investment advisor	1,279	28,893	3,693	8,061	4,912	506
Variation margin payable	1,925	1,600	22,200	—	—	19,855
Accrued 12b-1 fee - K Shares	1,210	1,078	1,366	857	1,040	930
Accrued shareholder service fee - K Shares	1,763	999	1,542	1,041	1,221	1,210
Accrued administration fee	5,119	7,972	1,729	1,333	866	1,249
Accrued expenses	16,740	19,497	10,087	6,919	5,889	6,916
Total Liabilities	$153,647	$180,582	$227,937	$38,340	$660,813	$120,524

Net assets:	$73,317,034	$113,835,054	$24,429,537	$19,171,230	$12,590,667	$18,053,660

Net Assets at August 31, 2009 consist of
Paid-in capital	70,295,372	114,522,938	29,050,218	19,842,421	13,402,652	27,046,713
Undistributed net investment income	225,137	148,747	—	12,157	51,864	6,611
Accumulated net realized gains (losses)	(4,180,837)	(3,119,759)	(1,735,033)	(1,891,122)	(316,833)	(11,081,345)
Unrealized appreciation (depreciation) of investments	6,949,391	2,280,733	(3,077,183)	1,207,774	(547,016)	1,938,888
Unrealized appreciation (depreciation) of futures contracts	27,971	2,395	191,535	—	—	142,793
	$73,317,034	$113,835,054	$24,429,537	$19,171,230	$12,590,667	$18,053,660

Net Assets
Direct Shares	$67,017,252	$108,279,436	$17,365,331	$14,723,793	$7,048,518	$13,261,806
K Shares	$6,299,782	$5,555,618	$7,064,206	$4,447,437	$5,542,149	$4,791,854

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	3,220,947	6,696,592	1,581,132	1,120,958	862,864	3,221,262
K Shares (no par value, unlimited shares authorized)	301,652	344,453	647,833	340,350	676,032	1,188,683

Net asset value per share
Direct Shares	$20.81	$16.17	$10.98	$13.14	$8.17	$4.12
K Shares	$20.88	$16.13	$10.90	$13.07	$8.20	$4.03

See accompanying notes to financial statements

Statements of Operations August 31, 2009

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Sweep money fund (Note 5)	$—	$—	$—	$30	$72	$—
Interest income	5,426,308	551,363	916,152	1,254,055	356,049	159,141
Total	5,426,308	551,363	916,152	1,254,085	356,121	159,141

Expenses
Management fees (Note 2)	541,426	76,434	364,048	149,378	74,140	178,791
Administration fees (Note 2)	90,957	12,735	60,624	24,902	12,365	29,862
Transfer agent fees	36,891	15,024	22,686	25,270	17,385	28,154
Accounting services	64,210	16,825	43,131	24,546	17,140	25,550
Custodian fees	8,570	1,541	7,290	3,584	1,803	2,840
Legal, audit, and compliance fees (Note 2)	49,646	11,352	35,597	17,212	10,972	21,570
Trustees fees	3,598	3,599	3,541	3,596	3,618	3,585
Insurance	4,357	573	36,668	1,024	476	12,279
Printing	4,930	651	2,084	2,493	1,104	3,254
Registration and dues	1,077	1,245	5,461	6,642	2,587	6,852
12b-1 fees - K Shares (Note 2)	—	—	—	17,889	6,174	7,823
Shareholder service fee - K Shares (Note 2)	—	—	—	17,889	6,174	7,823
Total expenses	805,662	139,979	581,130	294,425	153,938	328,383
Less reimbursement from manager (Note 2)	—	(36,030)	(184,452)	(37,562)	(54,104)	(221,823)
Net expenses	805,662	103,949	396,678	256,863	99,834	106,560
Net investment income (loss)	4,620,646	447,414	519,474	997,222	256,287	52,581

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	222,792	(2,335)	—	(293,004)	208,717	6,351
Change in unrealized appreciation (depreciation) of investments	(1,425,381)	130,599	—	(23,581)	(18,602)	—
Net realized and unrealized gain (loss) of investments	(1,202,589)	128,264	—	(316,585)	190,115	6,351
Net increase (decrease) in net assets resulting from operations	$3,418,057	$575,678	$519,474	$680,637	$446,402	$58,932

See accompanying notes to financial statements

Statements of Operations August 31, 2009 − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Sweep money fund (Note 5)	$83	$39	$35	$63	$29	$64
Interest income	2,668	8,870	14,195	2,507	1,553	3,966
Dividend income (net of foreign tax witheld: $175; $0; $144; $0; $64,084; $812 respectively)	1,766,710	1,822,540	309,496	462,656	445,555	93,876
Total	1,769,461	1,831,449	323,726	465,226	447,137	97,906

Expenses
Management fees (Note 2)	169,720	410,067	110,392	83,253	88,643	71,679
Administration fees (Note 2)	56,468	85,210	18,348	13,857	8,677	11,930
Transfer agent fees	39,351	40,886	30,407	23,753	22,298	27,236
Accounting services	56,880	70,605	39,920	16,522	14,973	16,665
Custodian fees	6,748	10,735	4,752	1,958	1,458	2,163
Legal, audit, and compliance fees (Note 2)	33,912	48,547	14,553	11,725	9,436	10,873
Trustees fees	3,604	3,612	3,610	3,602	3,612	3,609
Insurance	3,517	5,732	1,176	814	513	722
Printing	9,737	11,219	4,244	2,868	2,312	3,754
Registration and dues	9,354	10,112	3,658	3,147	3,198	4,682
12b-1 fees - K Shares (Note 2)	13,624	11,681	15,378	9,067	10,925	9,923
Shareholder service fee - K Shares (Note 2)	13,624	11,681	15,378	9,067	10,925	9,923
Licensing fee	10,525	16,572	3,171	—	—	5,036
Total expenses	427,064	736,659	264,987	179,633	176,970	178,195
Less reimbursement from manager (Note 2)	(155,422)	(118,710)	(70,847)	—	(50,833)	(88,106)
Net expenses	271,642	617,949	194,140	179,633	126,137	90,089
Net investment income (loss)	1,497,819	1,213,500	129,586	285,593	321,000	7,817

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(721,555)	(1,131,240)	(190,275)	(1,287,810)	(124,531)	(897,393)
Net realized gain (loss) from futures contracts	(71,894)	(665,850)	(1,388,505)	(103,978)	—	(194,686)
Change in unrealized appreciation (depreciation) of investments	(17,732,927)	(30,704,707)	(5,834,938)	(2,038,462)	(2,065,023)	(1,420,972)
Change in unrealized appreciation (depreciation) of futures contracts	19,150	(54,798)	35,282	—	—	147,172
Net realized and unrealized gain (loss) on investments	(18,507,226)	(32,556,595)	(7,378,436)	(3,430,250)	(2,189,554)	(2,365,879)
Net increase (decrease) in net assets resulting from operations	$(17,009,407)	$(31,343,095)	$(7,248,850)	$(3,144,657)	$(1,868,554)	$(2,358,062)

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2009

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008
Operations
Net investment income	$4,620,646	$4,697,649	$447,414	$496,557	$519,474	$1,990,131
Net realized gain (loss) on investments	222,792	136,124	(2,335)	4,049	—	—
Change in unrealized appreciation (depreciation) of investments	(1,425,381)	(155,346)	130,599	260,511	—	—
Net increase (decrease) in net assets resulting from operations	3,418,057	4,678,427	575,678	761,117	519,474	1,990,131

Distributions to shareholders
Distributions from net investment income	(4,588,448)	(4,935,827)	(447,408)	(494,475)	(519,474)	(1,990,131)
Distributions from realized capital gains on investments	(333,458)	(640,958)	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(9,149,549)	(1,776,887)	(593,220)	(2,491,527)	(6,879,288)	(19,814,344)
Total increase (decrease)	(10,653,398)	(2,675,245)	(464,950)	(2,224,885)	(6,879,288)	(19,814,344)

Net assets
Beginning of year	118,320,907	120,996,152	15,542,135	17,767,020	81,164,330	100,978,674
End of year	$107,667,509	$118,320,907	$15,077,185	$15,542,135	$74,285,042	$81,164,330
Including undistributed net investment income of:	$160,557	$268,131	$3,667	$3,661	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008
Operations
Net investment income	$997,222	$946,008	$256,287	$408,394	$52,581	$868,026
Net realized gain (loss) on investments	(293,004)	(89,813)	208,717	119,392	6,351	29,775
Change in unrealized appreciation (depreciation) of investments	(23,581)	687,664	(18,602)	89,851	—	—
Net increase (decrease) in net assets resulting from operations	680,637	1,543,859	446,402	617,637	58,932	897,801

Distributions to shareholders
Distributions from net investment income
Direct shares	(785,649)	(761,018)	(228,400)	(343,779)	(51,589)	(821,632)
K shares	(224,626)	(189,234)	(30,241)	(64,830)	(992)	(46,394)
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	—	—
K shares	—	—	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	2,126,679	1,053,904	3,258,580	103,929	(13,675,532)	2,684,940
Total increase (decrease)	1,797,041	1,647,511	3,446,341	312,957	(13,669,181)	2,714,715

Net assets
Beginning of year	27,738,532	26,091,021	12,792,613	12,479,656	42,272,769	39,558,054
End of year	$29,535,573	$27,738,532	$16,238,954	$12,792,613	$28,603,588	$42,272,769
Including undistributed net investment income of:	$34,243	$30,583	$1,237	$2,775	$105	$105

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2009 − (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008
Operations
Net investment income	$1,497,819	$1,755,764	$1,213,500	$1,307,527	$129,586	$84,142
Net realized gain (loss) on investments	(721,555)	2,667,908	(1,131,240)	5,190,256	(190,275)	3,953,711
Net realized gain (loss) on futures contracts	(71,894)	(325,022)	(665,850)	(463,320)	(1,388,505)	(292,300)
Change in unrealized appreciation (depreciation) of investments	(17,732,927)	(16,508,771)	(30,704,707)	(14,697,719)	(5,834,938)	(6,023,011)
Change in unrealized appreciation (depreciation) of futures contracts	19,150	30,101	(54,798)	61,746	35,282	170,683
Net increase (decrease) in net assets resulting from operations	(17,009,407)	(12,380,020)	(31,343,095)	(8,601,510)	(7,248,850)	(2,106,775)

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,431,488)	(1,675,783)	(1,085,918)	(1,224,914)	(107,080)	(84,142)
K shares	(104,667)	(91,683)	(37,387)	(24,061)	(22,756)	—
Distributions from realized capital gains on investments
Direct shares	—	—	(3,415,694)	(18,322,732)	(2,177,269)	(2,704,724)
K shares	—	—	(159,505)	(801,838)	(842,499)	(1,085,216)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,699,982)	(5,385,734)	(5,485,868)	6,012,147	2,774,666	4,015,808
Total increase (decrease)	(21,245,544)	(19,533,220)	(41,527,467)	(22,962,908)	(7,623,788)	(1,965,049)

Net assets
Beginning of year	94,562,578	114,095,798	155,362,521	178,325,429	32,053,325	34,018,374
End of year	$73,317,034	$94,562,578	$113,835,054	$155,362,521	$24,429,537	$32,053,325
Including undistributed net investment income of:	$225,137	$263,473	$148,747	$58,552	$—	$—

	Equity Income Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008
Operations
Net investment income	$285,593	$413,263	$321,000	$351,987	$7,817	$(15,664)
Net realized gain (loss) on investments	(1,287,810)	78,275	(124,531)	862	(897,393)	(252,218)
Net realized gain (loss) on futures contracts	(103,978)	(418,015)	—	—	(194,686)	4,906
Change in unrealized appreciation (depreciation) of investments	(2,038,462)	(2,758,214)	(2,065,023)	(2,219,376)	(1,420,972)	(1,256,707)
Change in unrealized appreciation (depreciation) of futures contracts	—	50,715	—	—	147,172	(9,240)
Net increase (decrease) in net assets resulting from operations	(3,144,657)	(2,633,976)	(1,868,554)	(1,866,527)	(2,358,062)	(1,528,923)

Distributions to shareholders
Distributions from net investment income
Direct shares	(219,471)	(346,521)	(201,484)	(211,449)	(1,206)	—
K shares	(49,948)	(57,025)	(130,346)	(118,182)	—	—
Distributions from realized capital gains on investments
Direct shares	(52,613)	(414,338)	—	—	—	—
K shares	(14,062)	(89,543)	—	—	—	—
Return of capital distributions	—	—	—	—	—	(4,675)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	411,859	(2,681,226)	1,037,508	2,063,199	1,182,709	1,243,177
Total increase (decrease)	(3,068,892)	(6,222,629)	(1,162,876)	(132,959)	(1,176,559)	(290,421)

Net assets
Beginning of year	22,240,122	28,462,751	13,753,543	13,886,502	19,230,219	19,520,640
End of year	$19,171,230	$22,240,122	$12,590,667	$13,753,543	$18,053,660	$19,230,219
Including undistributed net investment income of:	$12,157	$18,036	$51,864	$62,694	$6,611	$—

Statements of Changes in Net Assets August 31, 2009 − (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	355,022	$3,936,220	772,610	$8,856,388	315,311	$3,336,009	97,544	$1,028,102
Shares issued in reinvestment of distributions	323,895	3,562,382	370,862	4,250,119	34,645	367,777	39,896	419,724
	678,917	7,498,602	1,143,472	13,106,507	349,956	3,703,786	137,440	1,447,826
Shares repurchased	(1,506,058)	(16,648,151)	(1,293,895)	(14,883,394)	(407,273)	(4,297,006)	(373,088)	(3,939,353)
Net increase (decrease)	(827,141)	$(9,149,549)	(150,423)	$(1,776,887)	(57,317)	$(593,220)	(235,648)	$(2,491,527)

			The United States Treasury Trust
	Direct Shares		California Tax-Free Money Market Fund		K Shares
	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2009	Year Ended August 31, 2008
	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value
Shares sold	109,563,251	220,581,888	79,562,656	115,756,071	3,137,557	1,361,290
Shares issued in reinvestment of distributions	503,119	1,932,689	49,805	790,651	996	46,395
	110,066,370	222,514,577	79,612,461	116,546,722	3,138,553	1,407,685
Shares repurchased	(116,945,658)	(242,328,921)	(93,852,455)	(113,703,078)	(2,574,091)	(1,566,389)
Net increase (decrease)	(6,879,288)	(19,814,344)	(14,239,994)	2,843,644	564,462	(158,704)

	Direct Shares						K Shares
U.S. Government Securities Fund	Year Ended August 31, 2009			Year Ended August 31, 2008			Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	465,617	$4,938,653		408,306	$4,279,462		276,569	$2,955,278	174,787	$1,839,763
Shares issued in reinvestment of distributions	67,007	706,798		65,044	679,294		21,177	224,626	18,008	189,234
	532,624	5,645,451		473,350	4,958,756		297,746	3,179,904	192,795	2,028,997
Shares repurchased	(471,203)	(4,940,406	)(a)	(339,659)	(3,535,926	)(b)	(166,232)	(1,758,270)	(227,998)	(2,397,923)
Net increase (decrease)	61,421	$705,045		133,691	$1,422,830		131,514	$1,421,634	(35,203)	$(368,926)

	Direct Shares					K Shares
Short-Term U.S. Government Bond Fund	Year Ended August 31, 2009			Year Ended August 31, 2008		Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value		Shares	Value	Shares	Value	Shares	Value
Shares sold	635,591	$6,535,083		478,718	$4,850,498	221,050	$2,277,419	93,815	$953,892
Shares issued in reinvestment of distributions	21,312	218,617		32,539	328,695	2,940	30,241	6,397	64,830
	656,903	6,753,700		511,257	5,179,193	223,990	2,307,660	100,212	1,018,722
Shares repurchased	(366,193)	(3,754,884	)(c)	(512,693)	(5,194,966)	(198,855)	(2,047,896)	(88,571)	(899,020)
Net increase (decrease)	290,710	$2,998,816		(1,436)	$(15,773)	25,135	$259,764	11,641	$119,702

	Direct Shares					K Shares
S&P 500 Index Fund	Year Ended August 31, 2009		Year Ended August 31, 2008			Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	332,801	$5,979,646	155,219	$4,276,724		112,742	$2,120,388	65,907	$1,861,936
Shares issued in reinvestment of distributions	63,484	1,207,490	49,650	1,389,602		5,535	103,834	3,216	90,615
	396,285	7,187,136	204,869	5,666,326		118,277	2,224,222	69,123	1,952,551
Shares repurchased	(562,951)	(10,691,161)	(380,109)	(10,599,465	)(d)	(77,733)	(1,420,179)	(86,043)	(2,405,146)
Net increase (decrease)	(166,666)	$(3,504,025)	(175,240)	$(4,933,139)		40,544	$804,043	(16,920)	$(452,595)

(a)	Net of redemption fees of: $50

(b)	Net of redemption fees of: $15

(c)	Net of redemption fees of: $150

(d)	Net of redemption fees of: $34

Statements of Changes in Net Assets August 31, 2009 − (Continued)

S&P MidCap Index Fund	Direct Shares						K Shares
	Year Ended August 31, 2009			Year Ended August 31, 2008			Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	1,240,311	$16,427,860		617,682	$13,594,725		107,841	$1,516,221	68,704	$1,521,148
Shares issued in reinvestment of distributions	317,981	4,139,492		800,515	17,684,610		15,248	196,108	37,336	824,944
	1,558,292	20,567,352		1,418,197	31,279,335		123,089	1,712,329	106,040	2,346,092
Shares repurchased	(1,974,329)	(26,644,879	)(a)	(1,187,110)	(25,597,072	)(b)	(83,839)	(1,120,670)	(94,691)	(2,016,208)
Net increase (decrease)	(416,037)	$(6,077,527)		231,087	$5,682,263		39,250	$591,659	11,349	$329,884

S&P SmallCap Index Fund	Direct Shares						K Shares
	Year Ended August 31, 2009			Year Ended August 31, 2008			Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	193,305	$1,965,687		228,230	$3,727,450		261,376	$2,523,933	137,318	$2,316,227
Shares issued in reinvestment of distributions	241,826	2,252,527		161,258	2,741,301		93,774	865,255	64,087	1,085,216
	435,131	4,218,214		389,488	6,468,751		355,150	3,389,188	201,405	3,401,443
Shares repurchased	(270,251)	(2,755,220	)(c)	(189,908)	(3,207,637	)(d)	(222,883)	(2,077,516)	(162,804)	(2,646,749)
Net increase (decrease)	164,880	$1,462,994		199,580	$3,261,114		132,267	$1,311,672	38,601	$754,694

Equity Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	204,525	$2,210,831	164,408	$2,684,685	141,081	$1,618,221	82,582	$1,368,203
Shares issued in reinvestment of distributions	22,059	254,815	41,972	717,772	5,645	64,003	8,570	146,445
	226,584	2,465,646	206,380	3,402,457	146,726	1,682,224	91,152	1,514,648
Shares repurchased	(247,495)	(2,810,726)	(377,980)	(6,171,616)	(82,889)	(925,285)	(87,482)	(1,426,715)
Net increase (decrease)	(20,911)	$(345,080)	(171,600)	$(2,769,159)	63,837	$756,939	3,670	$87,933

European Growth & Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	291,855	$2,085,382	291,537	$3,275,659	256,773	$1,784,064	182,160	$2,040,637
Shares issued in reinvestment of distributions	27,477	194,202	19,366	206,099	18,322	130,343	11,101	118,170
	319,332	2,279,584	310,903	3,481,758	275,095	1,914,407	193,261	2,158,807
Shares repurchased	(300,892)	(2,033,980)	(120,034)	(1,307,558)	(165,648)	(1,122,503)	(203,072)	(2,269,808)
Net increase (decrease)	18,440	$245,604	190,869	$2,174,200	109,447	$791,904	(9,811)	$(111,001)

Nasdaq-100 Index Fund	Direct Shares						K Shares
	Year Ended August 31, 2009			Year Ended August 31, 2008			Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	833,283	$2,970,750		1,284,341	$6,420,142		523,839	$1,735,671	378,685	$1,813,044
Shares issued in reinvestment of distributions	299	1,193		1,007	4,621		—	—	—	—
	833,582	2,971,943		1,285,348	6,424,763		523,839	1,735,671	378,685	1,813,044
Shares repurchased	(593,384)	(1,975,061	)(e)	(1,027,162)	(4,863,799	)(f)	(476,305)	(1,549,844)	(454,986)	(2,130,831)
Net increase (decrease)	240,198	$996,882		258,186	$1,560,964		47,534	$185,827	(76,301)	$(317,787)

(a)	Net of redemption fees of: $21

(b)	Net of redemption fees of: $10

(c)	Net of redemption fees of: $19

(d)	Net of redemption fees of: $76

(e)	Net of redemption fees of: $25

(f)	Net of redemption fees of: $1,023

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of year	$11.40	$11.49	$11.85		$12.41		$12.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.47	0.45	0.52		0.50		0.50
Net gain (loss) on securities (both realized and unrealized)	(0.10)	(0.01)	(0.29)		(0.29)		(0.13)
Total from investment operations	0.37	0.44	0.23		0.21		0.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.47)	(0.47)	(0.49)		(0.50)		(0.51)
Distributions from capital gains	(0.03)	(0.06)	(0.10)		(0.27)		(0.23)
Total distributions	(0.50)	(0.53)	(0.59)		(0.77)		(0.74)
Paid in capital from redemption fee (Note 1)	—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$11.27	$11.40	$11.49		$11.85		$12.41

Total return	3.44%	3.96%	1.95%		1.84%		2.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$107,668	$118,342	$120,996		$127,178		$142,125
Ratio of expenses to average net assets:	0.74%	0.72%	0.71%		0.71%		0.66%
Ratio of net investment income to average net assets:	4.23%	3.92%	4.39%		4.17%		4.05%
Portfolio turnover	20.83%	5.37%	9.30%		17.01%		31.95%

California Insured Intermediate Fund	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$10.57	$10.42	$10.49	$10.79	$10.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.31	0.32	0.33	0.33	0.34
Net gain (loss) on securities (both realized and unrealized)	0.10	0.15	(0.06)	(0.16)	(0.17)
Total from investment operations	0.41	0.47	0.27	0.17	0.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.32)	(0.33)	(0.33)	(0.34)
Distributions from capital gains	—	—	(0.01)	(0.14)	(0.02)
Total distributions	(0.31)	(0.32)	(0.34)	(0.47)	(0.36)
Paid in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of year	$10.67	$10.57	$10.42	$10.49	$10.79

Total return	3.97%	4.54%	2.64%	1.67%	1.58%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$15,077	$15,542	$17,767	$19,631	$22,066
Ratio of expenses to average net assets:
Before expense reimbursements	0.92%	0.89%	0.88%	0.89%	0.78%
After expense reimbursements	0.68%	0.68%	0.68%	0.68%	0.65%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.69%	2.79%	2.96%	2.92%	2.95%
After expense reimbursements	2.93%	3.00%	3.16%	3.12%	3.08%
Portfolio turnover	12.49%	0.00%	0.00%	2.75%	9.18%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

California Tax-Free Money Market Fund	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	$0.007		$0.023	$0.030	$0.025	$0.014
LESS DISTRIBUTIONS
Dividends from net investment income	$(0.007)		$(0.023)	$(0.030)	$(0.025)	$(0.014)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000

Total return	0.68%		2.32%	3.00%	2.52%	1.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$74,285		$81,164	$100,979	$81,876	$55,785
Ratio of expenses to average net assets:
Before expense reimbursements	0.80	%*	0.73%	0.71%	0.75%	0.69%
After expense reimbursements	0.55	%*	0.53%	0.53%	0.53%	0.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.46	%*	2.14%	2.79%	2.32%	1.22%
After expense reimbursements	0.71	%*	2.34%	2.97%	2.54%	1.41%

(b)	Calculated based upon average shares outstanding.

*	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

U.S. Government Securities Fund	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$10.46		$10.22		$10.19	$10.51	$10.60
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.37		0.38		0.42	0.42	0.37
Net gain (loss) on securities (both realized and unrealized)	(0.08)		0.24		0.04	(0.32)	(0.00	)(a)
Total from investment operations	0.29		0.62		0.46	0.10	0.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)		(0.38)		(0.43)	(0.42)	(0.37)
Distributions from capital gains	—		—		—	—	(0.09)
Total distributions	(0.37)		(0.38)		(0.43)	(0.42)	(0.46)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	—	—	(0.00	)(a)
Net asset value, end of year	$10.38		$10.46		$10.22	$10.19	$10.51

Total return	2.73%		6.10%		4.63%	1.00%	3.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$22,111		$21,632		$19,762	$21,430	$25,024
Ratio of expenses to average net assets:
Before expense reimbursements	0.86%		0.85%		0.87%	0.86%	0.79%
After expense reimbursements	0.74%		0.74%		0.74%	0.74%	0.71%
Ratio of net investment income to average net assets:
Before expense reimbursements	3.38%		3.48%		3.95%	3.94%	3.46%
After expense reimbursements	3.51%		3.59%		4.08%	4.06%	3.54%
Portfolio turnover	82.33%		41.39%		56.53%	71.63%	39.85%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$10.53	$10.29	$10.26	$10.57	$10.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.32	0.33	0.37	0.36	0.31
Net gain (loss) on securities (both realized and unrealized)	(0.09)	0.24	0.04	(0.31)	0.01
Total from investment operations	0.23	0.57	0.41	0.05	0.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.33)	(0.38)	(0.36)	(0.31)
Distributions from capital gains	—	—	—	—	(0.09)
Total distributions	(0.33)	(0.33)	(0.38)	(0.36)	(0.40)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$10.43	$10.53	$10.29	$10.26	$10.57

Total return	2.19%	5.57%	4.07%	0.55%	3.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$7,425	$6,107	$6,329	$5,285	$4,308
Ratio of expenses to average net assets:
Before expense reimbursements	1.36%	1.35%	1.36%	1.36%	1.30%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.22%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.88%	2.98%	3.45%	3.44%	2.95%
After expense reimbursements	3.01%	3.09%	3.58%	3.56%	3.03%
Portfolio turnover	82.33%	41.39%	56.53%	71.63%	39.85%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Short-Term U.S. Government Bond Fund	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$10.10		$9.94	$9.86	$9.96	$10.09
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.19		0.36	0.40	0.34	0.21
Net gain (loss) on securities (both realized and unrealized)	0.16		0.16	0.08	(0.10)	(0.13)
Total from investment operations	0.35		0.52	0.48	0.24	0.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)		(0.36)	(0.40)	(0.34)	(0.21)
Distributions from capital gains	—		—	—	—	(0.00	)(a)
Total distributions	(0.19)		(0.36)	(0.40)	(0.34)	(0.21)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	—	—	—	—
Net asset value, end of year	$10.26		$10.10	$9.94	$9.86	$9.96

Total return	3.49%		5.26%	4.94%	2.43%	0.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$13,688		$10,540	$10,381	$13,235	$15,354
Ratio of expenses to average net assets:
Before expense reimbursements	0.95%		0.98%	0.94%	0.92%	0.85%
After expense reimbursements	0.59%		0.59%	0.59%	0.59%	0.56%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.45%		3.08%	3.61%	3.06%	1.77%
After expense reimbursements	1.81%		3.47%	3.96%	3.39%	2.06%
Portfolio turnover	57.68%		56.46%	64.03%	82.25%	159.11%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$10.13	$9.96	$9.87	$9.96	$10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.14	0.30	0.34	0.28	0.15
Net gain (loss) on securities (both realized and unrealized)	0.16	0.17	0.09	(0.09)	(0.14)
Total from investment operations	0.30	0.47	0.43	0.19	0.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.30)	(0.34)	(0.28)	(0.15)
Distributions from capital gains	—	—	—	—	(0.00	)(a)
Total distributions	(0.13)	(0.30)	(0.34)	(0.28)	(0.15)
Net asset value, end of year	$10.30	$10.13	$9.96	$9.87	$9.96

Total return	2.93%	4.77%	4.41%	1.98%	0.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$2,551	$2,253	$2,099	$1,435	$1,277
Ratio of expenses to average net assets:
Before expense reimbursements	1.45%	1.48%	1.44%	1.42%	1.35%
After expense reimbursements	1.09%	1.09%	1.09%	1.09%	1.06%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.98%	2.58%	3.11%	2.56%	1.27%
After expense reimbursements	1.34%	2.97%	3.46%	2.89%	1.56%
Portfolio turnover	57.68%	56.46%	64.03%	82.25%	159.11%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

The United States Treasury Trust	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	$0.002		$0.021	$0.044	$0.037	$0.017
LESS DISTRIBUTIONS
Dividends from net investment income	$(0.002)		$(0.021)	$(0.044)	$(0.037)	$(0.017)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000

Total return	0.13%		2.21%	4.54%	3.74%	1.72%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$25,301		$39,535	$36,664	$48,604	$36,919
Ratio of expenses to average net assets:
Before expense reimbursements	0.91	%*	0.79%	0.78%	0.80%	0.74%
After expense reimbursements	0.29	%*	0.53%	0.53%	0.53%	0.48%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.46	)%*	1.88%	4.20%	3.61%	1.59%
After expense reimbursements	0.16	%*	2.14%	4.45%	3.88%	1.85%

K Shares	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	$—		$0.017	$0.039	$0.032	$0.012
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$(0.017)	$(0.039)	$(0.032)	$(0.012)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000

Total return	0.04%		1.70%	4.02%	3.22%	1.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$3,302		$2,737	$2,894	$2,487	$2,490
Ratio of expenses to average net assets:
Before expense reimbursements	0.97	%*	1.29%	1.28%	1.30%	1.25%
After expense reimbursements	0.35	%*	1.03%	1.03%	1.03%	0.99%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.59	)%*	1.47%	3.70%	3.11%	1.08%
After expense reimbursements	0.03	%*	1.73%	3.95%	3.38%	1.34%

(b)	Calculated based upon average shares outstanding.

*	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P 500 Index Fund	Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of year	$25.91	$29.70		$26.31		$24.61		$22.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.42	0.48		0.46		0.42		0.44
Net gain (loss) on securities (both realized and unrealized)	(5.09)	(3.79)		3.40		1.68		2.29
Total from investment operations	(4.67)	(3.31)		3.86		2.10		2.73
LESS DISTRIBUTIONS
Dividends from net investment income	(0.43)	(0.48)		(0.47)		(0.40)		(0.44)
Distributions from capital gains	—	—		—		—		—
Total distributions	(0.43)	(0.48)		(0.47)		(0.40)		(0.44)
Paid in capital from redemption fee (Note 1)	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$20.81	$25.91		$29.70		$26.31		$24.61

Total return	(17.86)%	(11.25)%		14.75%		8.61%		12.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$67,017	$87,760		$105,804		$100,927		$102,899
Ratio of expenses to average net assets:
Before expense reimbursements	0.59%	0.51%		0.51%		0.53%		0.46%
After expense reimbursements	0.36%	0.36%		0.36%		0.36%		0.33%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.03%	1.57%		1.44%		1.44%		1.35%
After expense reimbursements	2.26%	1.72%		1.59%		1.61%		1.48%
Portfolio turnover	5.18%	2.90%		2.63%		3.56%		3.36%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$26.05	$29.82	$26.41	$24.70	$22.37
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.33	0.34	0.32	0.28	0.29
Net gain (loss) on securities (both realized and unrealized)	(5.14)	(3.77)	3.41	1.69	2.33
Total from investment operations	(4.81)	(3.43)	3.73	1.97	2.62
LESS DISTRIBUTIONS
Dividends from net investment income	(0.36)	(0.34)	(0.32)	(0.26)	(0.29)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.36)	(0.34)	(0.32)	(0.26)	(0.29)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$20.88	$26.05	$29.82	$26.41	$24.70

Total return	(18.29)%	(11.58)%	14.17%	8.04%	11.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$6,300	$6,803	$8,292	$6,159	$4,641
Ratio of expenses to average net assets:
Before expense reimbursements	1.09%	1.01%	1.01%	1.03%	0.97%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.84%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.51%	1.07%	0.94%	0.94%	0.84%
After expense reimbursements	1.74%	1.22%	1.09%	1.11%	0.97%
Portfolio turnover	5.18%	2.90%	2.63%	3.56%	3.36%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P MidCap Index Fund	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of year	$20.94		$24.85		$22.89		$23.34		$19.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.17		0.18		0.16		0.21		0.18
Net gain (loss) on securities (both realized and unrealized)	(4.29)		(1.24)		3.34		1.11		4.34
Total from investment operations	(4.12)		(1.06)		3.50		1.32		4.52
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.17)		(0.19)		(0.21)		(0.18)
Distributions from capital gains	(0.50)		(2.68)		(1.35)		(1.56)		—
Total distributions	(0.65)		(2.85)		(1.54)		(1.77)		(0.18)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$16.17		$20.94		$24.85		$22.89		$23.34

Total return	(18.90)%		(4.78)%		15.74%		5.80%		23.87%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$108,279		$148,971		$171,024		$162,988		$161,655
Ratio of expenses to average net assets:
Before expense reimbursements	0.70%		0.64%		0.63%		0.64%		0.59%
After expense reimbursements	0.58%		0.58%		0.58%		0.58%		0.55%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.09%		0.76%		0.61%		0.84%		0.80%
After expense reimbursements	1.21%		0.81%		0.66%		0.91%		0.84%
Portfolio turnover	31.15%		18.18%		14.61%		13.83%		18.07%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$20.94	$24.85	$22.88	$23.34	$19.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.10	0.07	0.04	0.09	0.07
Net gain (loss) on securities (both realized and unrealized)	(4.30)	(1.22)	3.35	1.10	4.34
Total from investment operations	(4.20)	(1.15)	3.39	1.19	4.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.08)	(0.07)	(0.09)	(0.07)
Distributions from capital gains	(0.50)	(2.68)	(1.35)	(1.56)	—
Total distributions	(0.61)	(2.76)	(1.42)	(1.65)	(0.07)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$16.13	$20.94	$24.85	$22.88	$23.34

Total return	(19.31)%	(5.18)%	15.22%	5.23%	23.26%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,556	$6,392	$7,302	$5,617	$4,881
Ratio of expenses to average net assets:
Before expense reimbursements	1.20%	1.14%	1.13%	1.14%	1.09%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.05%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.59%	0.26%	0.11%	0.34%	0.30%
After expense reimbursements	0.70%	0.31%	0.16%	0.41%	0.34%
Portfolio turnover	31.15%	18.18%	14.61%	13.83%	18.07%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P SmallCap Index Fund	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of year	$16.61		$20.11		$19.38	$19.08		$15.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.07		0.07		0.12	0.10		0.09
Net gain (loss) on securities (both realized and unrealized)	(4.04)		(1.27)		2.38	1.18		3.99
Total from investment operations	(3.97)		(1.20)		2.50	1.28		4.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.06)		(0.13)	(0.10)		(0.09)
Distributions from capital gains	(1.59)		(2.24)		(1.64)	(0.88)		(0.76)
Total distributions	(1.66)		(2.30)		(1.77)	(0.98)		(0.85)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$10.98		$16.61		$20.11	$19.38		$19.08

Total return	(22.04)%		(6.18)%		13.25%	6.94%		26.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$17,365		$23,524		$24,462	$24,609		$24,250
Ratio of expenses to average net assets:
Before expense reimbursements	1.06%		0.89%		0.90%	0.92%		0.86%
After expense reimbursements	0.74%		0.74%		0.74%	0.74%		0.71%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.40%		0.25%		0.44%	0.33%		0.37%
After expense reimbursements	0.73%		0.40%		0.60%	0.51%		0.52%
Portfolio turnover	11.93%		15.14%		9.19%	11.24%		7.25%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$16.54	$20.04	$19.33	$19.04	$15.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)	0.02	(0.02)	0.02	—	0.01
Net gain (loss) on securities (both realized and unrealized)	(4.03)	(1.24)	2.38	1.18	3.97
Total from investment operations	(4.01)	(1.26)	2.40	1.18	3.98
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	—	(0.05)	(0.01)	—
Distributions from capital gains	(1.59)	(2.24)	(1.64)	(0.88)	(0.76)
Total distributions	(1.63)	(2.24)	(1.69)	(0.89)	(0.76)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$10.90	$16.54	$20.04	$19.33	$19.04

Total return	(22.43)%	(6.58)%	12.70%	6.38%	25.53%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$7,064	$8,529	$9,556	$7,290	$6,070
Ratio of expenses to average net assets:
Before expense reimbursements	1.56%	1.39%	1.40%	1.42%	1.36%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.21%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.10)%	(0.25)%	(0.06)%	(0.17)%	(0.13)%
After expense reimbursements	0.23%	(0.10)%	0.10%	0.01%	0.02%
Portfolio turnover	11.93%	15.14%	9.19%	11.24%	7.25%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Equity Income Fund	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of year	$15.69	$17.96	$16.52	$16.12		$14.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.21	0.29	0.29	0.26		0.26
Net gain (loss) on securities (both realized and unrealized)	(2.51)	(1.96)	2.08	0.76		2.05
Total from investment operations	(2.30)	(1.67)	2.37	1.02		2.31
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.28)	(0.31)	(0.27)		(0.26)
Distributions from capital gains	(0.05)	(0.32)	(0.62)	(0.35)		—
Total distributions	(0.25)	(0.60)	(0.93)	(0.62)		(0.26)
Paid in capital from redemption fee (Note 1)	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$13.14	$15.69	$17.96	$16.52		$16.12

Total return	(14.48)%	(9.52)%	14.56%	6.50%		16.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$14,724	$17,914	$23,584	$17,090		$16,641
Ratio of expenses to average net assets:
Before expense reimbursements	0.97%	0.86%	0.88%	0.91%		0.87%
After expense reimbursements	0.97%	0.86%	0.88%	0.90%		0.85%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.83%	1.76%	1.64%	1.61%		1.70%
After expense reimbursements	1.83%	1.76%	1.64%	1.62%		1.72%
Portfolio turnover	27.02%	15.93%	1.48%	2.59%		3.25%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$15.64	$17.88	$16.56	$16.17	$14.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.15	0.21	0.21	0.18	0.18
Net gain (loss) on securities (both realized and unrealized)	(2.51)	(1.92)	1.96	0.75	2.07
Total from investment operations	(2.36)	(1.71)	2.17	0.93	2.25
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.21)	(0.23)	(0.19)	(0.18)
Distributions from capital gains	(0.05)	(0.32)	(0.62)	(0.35)	—
Total distributions	(0.21)	(0.53)	(0.85)	(0.54)	(0.18)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$13.07	$15.64	$17.88	$16.56	$16.17

Total return	(14.91)%	(9.81)%	13.29%	5.92%	16.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$4,447	$4,326	$4,878	$3,829	$3,234
Ratio of expenses to average net assets:
Before expense reimbursements	1.47%	1.36%	1.38%	1.41%	1.37%
After expense reimbursements	1.47%	1.36%	1.38%	1.40%	1.35%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.32%	1.26%	1.14%	1.11%	1.20%
After expense reimbursements	1.32%	1.26%	1.14%	1.12%	1.22%
Portfolio turnover	27.02%	15.93%	1.48%	2.59%	3.25%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

European Growth & Income Fund	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$9.73	$11.27	$9.91	$8.57	$7.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.23	0.28	0.23	0.24	0.15
Net gain (loss) on securities (both realized and unrealized)	(1.56)	(1.55)	1.40	1.29	1.48
Total from investment operations	(1.33)	(1.27)	1.63	1.53	1.63
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.27)	(0.27)	(0.19)	(0.16)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.23)	(0.27)	(0.27)	(0.19)	(0.16)
Paid in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of year	$8.17	$9.73	$11.27	$9.91	$8.57

Total return	(13.27)%	(11.48)%	16.54%	17.97%	23.15%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$7,049	$8,213	$7,367	$5,719	$5,024
Ratio of expenses to average net assets:
Before expense reimbursements	1.49%	1.34%	1.41%	1.49%	1.55%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.79%	2.37%	1.83%	2.48%	1.41%
After expense reimbursements	3.28%	2.70%	2.24%	2.97%	1.98%
Portfolio turnover	12.55%	0.00%	0.00%	3.24%	1.47%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$9.78	$11.31	$9.94	$8.60	$7.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)	0.20	0.23	0.18	0.19	0.10
Net gain (loss) on securities (both realized and unrealized)	(1.57)	(1.55)	1.40	1.29	1.51
Total from investment operations	(1.37)	(1.32)	1.58	1.48	1.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.14)	(0.12)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.21)	(0.21)	(0.21)	(0.14)	(0.12)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$8.20	$9.78	$11.31	$9.94	$8.60

Total return	(13.69)%	(11.79)%	16.02%	17.31%	22.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,542	$5,541	$6,519	$4,576	$3,052
Ratio of expenses to average net assets:
Before expense reimbursements	1.99%	1.84%	1.91%	1.99%	2.07%
After expense reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.32%	1.63%	1.33%	1.98%	0.89%
After expense reimbursements	2.81%	1.98%	1.74%	2.47%	1.46%
Portfolio turnover	12.55%	0.00%	0.00%	3.24%	1.47%

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Nasdaq-100 Index Fund	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005
Net asset value, beginning of year	$4.69		$4.97		$3.96		$3.98		$3.46
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)	0.01		0.00		(0.00	)(a)	(0.00	)(a)	0.03
Net gain (loss) on securities (both realized and unrealized)	(0.58)		(0.28)		1.01		(0.01)		0.51
Total from investment operations	(0.57)		(0.28)		1.01		(0.01)		0.54
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		(0.01)		(0.02)
Distributions from capital gains	—		—		—		—		—
Return of capital distribution	(0.00	)(a)	(0.00	)(a)	—		—		—
Total distributions	(0.00	)(a)	(0.00	)(a)	—		(0.01)		(0.02)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	—		(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$4.12		$4.69		$4.97		$3.96		$3.98

Total return	(12.14)%		(5.60)%		25.51%		(0.24)%		15.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$13,262		$13,968		$13,542		$12,072		$15,161
Ratio of expenses to average net assets:
Before expense reimbursements	1.11%		0.98%		1.01%		1.03%		0.95%
After expense reimbursements	0.49%		0.58%^		0.74%		0.74%		0.71%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.42)%		(0.33)%		(0.36)%		(0.34)%		0.41%
After expense reimbursements	0.19%		0.06%		(0.09)%		(0.05)%		0.65%
Portfolio turnover	7.67%		15.05%		5.02%		14.07%		9.94%

K Shares	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005
Net asset value, beginning of year	$4.61	$4.91	$3.93	$3.96	$3.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)	(0.01)	(0.02)	(0.02)	(0.02)	—
Net gain (loss) on securities (both realized and unrealized)	(0.57)	(0.28)	1.00	(0.01)	0.52
Total from investment operations	(0.58)	(0.30)	0.98	(0.03)	0.52
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	(0.01)
Distributions from capital gains	—	—	—	—	—
Total distributions	—	—	—	—	(0.01)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$4.03	$4.61	$4.91	$3.93	$3.96

Total return	(12.58)%	(6.11)%	24.94%	(0.76)%	15.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$4,792	$5,262	$5,978	$3,908	$3,417
Ratio of expenses to average net assets:
Before expense reimbursements	1.61%	1.48%	1.51%	1.53%	1.46%
After expense reimbursements	0.99%	1.08%^^	1.24%	1.24%	1.22%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.92)%	(0.83)%	(0.86)%	(0.84)%	(0.10)%
After expense reimbursements	(0.31)%	(0.44)%	(0.59)%	(0.55)%	0.14%
Portfolio turnover	7.67%	15.05%	5.02%	14.07%	9.94%

^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - S Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.

^^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.

(a)	Less than $0.01 per share.

(b)	Calculated based upon average shares outstanding.

California Investment Trust	Notes to Financial Statements	August 31, 2009

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. The United States Treasury Trust seeks capital preservation, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities.

California Investment Trust began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2009, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Money Market Fund	California Insured Intermediate Fund	United States Government Securities Fund	Short-Term United States Government Bond Fund	S&P 500 Index Fund	S&P Small Cap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2011	$—	$—	$—	$—	$2,790,406	$—	$—	$104,291	$3,015,439
2012	3,258	—	—	—	—	—	—	2,426	1,963,355
2013	—	—	19,440	—	—	—	—	59,164	2,084,713
2014	—	—	266,271	—	—	—	—	9,731	251,077
2015	—	—	80,163	47,876	—	—	—	6,268	1,821,380
2016	—	9,443	36,974	—	—	—	—	9,647	364,175
2017	—	—	109,369	—	642,431	1,136,064	1,258,385	—	642,849
Total	$3,258	$9,443	$512,217	$47,876	$3,432,837	$1,136,064	$1,258,385	$191,527	$10,142,988

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2009

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2009, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain/(Loss)
California Tax-Free Income Fund	—	(139,772)	139,772
U.S. Government Securities Fund	—	16,713	(16,713)
Short-Term U.S. Government Bond Fund	—	816	(816)
S&P 500 Index Fund	(1,093,915)	—	1,093,915
S&P Small Cap Index Fund	(10,739)	250	10,489
Equity Income Fund	—	(22,053)	22,053
European Growth & Income Fund	(40,370)	—	40,370
Nasdaq-100 Index Fund	(2,356,290)	—	2,356,290

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Temporary Guarantee Program For Money Market Funds – On March 31, 2009, the U.S. Department of the Treasury (the “Treasury”) announced a second extension of the Temporary Guarantee Program for Money Market Funds for the period from May 1, 2009 through September 18, 2009 (the “Extended Program”). On April 28, 2009, the Board of Trustees of California Investment Trust (collectively, the “Board”) unanimously approved the participation of California Tax-Free Money Market Fund (the “Fund”) in the Extended Program.

Consistent with the Fund’s participation in the initial term and the first extension, the Extended Program applies only to shareholders of record of the Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008, are generally not eligible for protection under the Extended Program.

Participation in the Extended Program requires a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the “Program Participation Payment”). The Program Participation Payment for the Fund is 0.015%, and the Fund will bear the expense of its participation in the Program.

The Temporary Guarantee Program expired on September 18, 2009.

(f) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. Effective January 1, 2009, the redemption fee policy was removed.

(i) Accounting for Uncertainty in Income Taxes – The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2005-2008), or expected to be taken in the Fund’s 2009 tax returns. The Company identifies its major tax jurisdictions as U.S. Federal, however the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – In September 2006, the FASB issued Statement of Financial Accounting Standards (‘‘SFAS’’) No. 157, ‘‘Fair Value Measurements.’’ This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has completed this analysis and the adoption of SFAS No. 157.

One key component of the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various ‘‘inputs’’ used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Funds’ net assets as of August 31, 2009:

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2009

	Level 1 Quoted Prices		Level 2 Quoted Prices		Level 3 Quoted Prices
Fund	Investments in Securities(i)	Other Financial Investments(ii)	Investments in Securities(iii)	Other Financial Investments(ii)	Investments in Securities	Other Financial Investments(ii)
California Tax-Free Income Fund	—	—	$103,935,233	—	—	—
California Insured Intermediate Fund	—	—	14,920,909	—	—	—
California Tax-Free Money Market Fund	—	—	74,074,926	—	—	—
U.S. Government Securities Fund	—	—	29,269,813	—	—	—
Short-Term U.S. Government Bond Fund	—	—	16,098,959	—	—	—
The United States Treasury Trust	—	—	28,592,183	—	—	—
S&P 500 Index Fund	$73,117,286	$27,971	99,984	—	—	—
S&P MidCap Index Fund	113,623,819	2,395	99,983	—	—	—
S&P SmallCap Index Fund	22,790,909	191,535	1,599,571	—	—	—
Equity Income Fund	17,404,074	—	1,399,627	—	—	—
European Growth & Income Fund	12,146,371	—	—	—	—	—
Nasdaq-100 Index Fund	16,090,307	142,793	1,799,527	—	—	—
Total	$255,172,766	$364,694	$271,890,715	—	—	—

(i)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(ii)
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

(iii)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

On April 9, 2009, the FASB released FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. There was no impact to the Funds’ net assets fair value measurements or results of operations upon adoption; however, these accounting standards do require additional disclosures.

(k) Disclosure about Derivative Instruments and Hedging Activities – In March 2008, the FASB issued SFAS No.161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management has completed this analysis and the adoption of SAFAS No. 161.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, and European Growth and Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While we expect the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Equity Income Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Nasdaq-100 Index Fund

Like most index funds, the Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund’s performance relative to the index will change.

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2009

At August 31, 2009, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 1, 2, 30, and 12 respectively.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2009.

Derivatives Not Accounted for as Hedging Instruments under Statement 133	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund
Equity contracts	$(71,894)	$19,150
S&P MidCap Index Fund
Equity contracts	$(665,850)	$(54,798)
S&P SmallCap Index Fund
Equity contracts	$(1,388,505)	$35,282
Equity Income Fund
Equity contracts	$(103,978)	—
Nasdaq-100 Index Fund
Equity contracts	$(194,686)	$147,172

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

CCM Partners (“CCM”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the year ended August 31, 2009, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
California Insured Intermediate Fund	$36,030	0.68%	N/A	12/31/09
California Tax-Free Money Market Fund	$184,452	0.53%	N/A	12/31/09
U.S. Government Securities Fund	$37,562	0.74%	1.24%	12/31/09
Short-Term U.S. Government Bond Fund	$54,104	0.59%	1.09%	12/31/09
The United States Treasury Trust	$221,823	0.53%	1.03%	12/31/09
S&P 500 Index Fund	$155,422	0.36%	0.86%	12/31/09
S&P MidCap Index Fund	$118,710	0.58%	1.08%	12/31/09
S&P SmallCap Index Fund	$70,847	0.74%	1.24%	12/31/09
European Growth & Income Fund	$50,833	1.00%	1.50%	12/31/09
Nasdaq-100 Index Fund	$88,106	0.49%	0.99%	12/31/09

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2009

At August 31, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,662,763. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/10	Expires 8/31/11	Expires 8/31/12
California Insured Intermediate Fund	$36,934	$34,187	$36,030
California Tax-Free Money Market Fund	$175,932	$166,408	$184,452
U.S. Government Securities Fund	$33,268	$28,744	$37,562
Short-Term U.S. Government Bond Fund	$49,017	$46,843	$54,104
The United States Treasury Trust	$118,097	$107,074	$221,823
S&P 500 Index Fund	$176,669	$157,300	$155,422
S&P MidCap Index Fund	$89,673	$90,958	$118,710
S&P SmallCap Index Fund	$56,922	$48,069	$70,847
European Growth & Income Fund	$49,572	$49,551	$50,833
Nasdaq-100 Index Fund	$48,276	$81,380	$88,106

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

Certain officers and trustees of the Trust are also partners of CCM. Carman Leung has served as the Chief Compliance Officer (“CCO”) of the Trust since May 2008. Ms. Leung is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

California Investment Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

California Investment Trust has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the Year Ended August 31, 2009, the following were paid by the Class K Shares of each Fund of California Investment Trust:

Fund	12b-1 Fees	Shareholder Service Fees
U.S. Government Securities Fund	$17,889	$17,889
Short-Term U.S. Government Bond Fund	$6,174	$6,174
The United States Treasury Trust	$7,823	$7,823
S&P 500 Index Fund	$13,624	$13,624
S&P MidCap Index Fund	$11,681	$11,681
S&P SmallCap Index Fund	$15,378	$15,378
Equity Income Fund	$9,067	$9,067
European Growth & Income Fund	$10,925	$10,925
Nasdaq-100 Index Fund	$9,923	$9,923

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases of sales of securities other than short-term investments during the Year Ended August 31, 2009 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$21,582,227	$21,197,779
California Insured Intermediate Fund	$2,174,342	$1,781,043
U.S. Government Securities Fund	$27,763,098	$24,052,709
Short-Term U.S. Government Bond Fund	$11,962,029	$8,414,827
S&P 500 Index Fund	$3,553,600	$5,162,478
S&P MidCap Index Fund	$32,765,125	$32,640,133
S&P SmallCap Index Fund	$4,034,815	$2,476,080
Equity Income Fund	$4,931,617	$4,476,938
European Growth & Income Fund	$2,546,051	$1,280,341
Nasdaq-100 Index Fund	$1,214,052	$1,056,389

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2009

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2009 and 2008 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains		Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2009	$—	$21,361	$309,497	*	$4,591,048	$4,921,906
	2008	$—	$25,204	$640,958		$4,910,623	$5,576,785
California Insured Intermediate Fund	2009	$—	$—	$—		$447,408	$447,408
	2008	$—	$—	$—		$494,475	$494,475
California Tax-Free Money Market Fund	2009	$—	$—	$—		$519,474	$519,474
	2008	$—	$—	$—		$1,990,131	$1,990,131
U.S. Government Securities Fund	2009	$—	$1,010,275	$—		$—	$1,010,275
	2008	$—	$950,252	$—		$—	$950,252
Short-Term U.S. Government Bond Fund	2009	$—	$258,641	$—		$—	$258,641
	2008	$—	$408,608	$—		$—	$408,608
The United States Treasury Trust	2009	$—	$52,581	$—		$—	$52,581
	2008	$—	$868,026	$—		$—	$868,026
S&P 500 Index Fund	2009	$—	$1,536,155	$—		$—	$1,536,155
	2008	$—	$1,767,466	$—		$—	$1,767,466
S&P Mid Cap Index Fund	2009	$—	$1,410,534	$3,287,970	*	$—	$4,698,504
	2008	$—	$1,470,997	$18,902,548		$—	$20,373,545
S&P Small Cap Index Fund	2009	$—	$292,918	$2,856,686	*	$—	$3,149,604
	2008	$—	$369,571	$3,504,511		$—	$3,874,082
Equity Income Fund	2009	$—	$333,243	$2,852	*	$—	$336,095
	2008	$—	$576,264	$331,163		$—	$907,427
European Growth & Income Fund	2009	$—	$331,830	$—		$—	$331,830
	2008	$—	$329,631	$—		$—	$329,631
Nasdaq-100 Index Fund	2009	$—	$1,206	$—		$—	$1,206
	2008	$4,675	$—	$—		$—	$4,675

*	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2009.

The tax character of distributable earnings at August 31, 2009 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October Losses**	Total Distributable Earnings
California Tax-Free Income Fund	$29,104	***	$—	$—	$1,055,765	$—	$1,084,869
California Insured Intermediate Fund	$3,572	***	$—	$(9,443)	$399,520	$(2,335)	$391,314
California Tax-Free Money Market Fund	$—		$—	$(3,258)	$—	$—	$(3,258)
U.S. Government Securities Fund	$34,243		$—	$(512,217)	$370,405	$(312,504)	$(420,073)
Short-Term U.S. Government Bond Fund	$1,238		$—	$(47,876)	$152,540	$—	$105,902
The United States Treasury Trust	$27,791		$—	$—	$—	$—	$27,791
S&P 500 Index Fund	$225,137		$—	$(3,432,837)	$6,375,275	$(145,913)	$3,021,662
S&P MidCap Index Fund	$90,633		$173,014	$—	$2,280,733	$(3,232,264)	$(687,884)
S&P SmallCap Index Fund	$—		$—	$(1,136,064)	$(3,077,183)	$(407,434)	$(4,620,681)
Equity Income Fund	$12,157		$—	$(1,258,385)	$1,207,774	$(632,737)	$(671,191)
European Growth & Income Fund	$51,864		$—	$(191,527)	$(547,576)	$(124,746)	$(811,985)
Nasdaq-100 Index Fund	$6,611		$—	$(10,142,988)	$1,937,653	$(794,329)	$(8,993,053)

**	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end are deferred as occurring on the first day of the following fiscal year.

***	Tax exempt income.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Note 5 -  INVESTMENTS IN THE UNITED STATES TREASURY TRUST FUND

The Funds listed below invest short-term cash from time to time in The United States Treasury Trust as a “sweep” vehicle, so that investment return may be obtained on cash assets that are held by these Funds late in the day. The United States Treasury Trust (the Sweep Money Fund) is also managed by CCM and may be considered an affiliate since it has the same Officers, Trustees, and Investment Manager as the Funds. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2009

Fund	Name of Issuer	Balance of Shares Held September 1, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held August 31, 2009	Value August 31, 2009	Income from Investments in Affiliated Issuers Included in Total Income
U.S. Government Securities Fund	The United States Treasury Trust	23,234	412,157	435,391	—	$—	$30
Short-Term U.S. Government Bond Fund	The United States Treasury Trust	23,699	322,763	346,462	—	$—	$72
S&P 500 Index Fund	The United States Treasury Trust	1,755	620,032	621,787	—	$—	$83
S&P MidCap Index Fund	The United States Treasury Trust	6,746	509,520	516,266	—	$—	$39
S&P SmallCap Index Fund	The United States Treasury Trust	42,709	507,654	550,363	—	$—	$35
Equity Income Fund	The United States Treasury Trust	97,413	420,633	518,046	—	$—	$63
European Growth & Income Fund	The United States Treasury Trust	51,157	242,041	293,198	—	$—	$29
Nasdaq-100 Index Fund	The United States Treasury Trust	9,328	461,170	470,498	—	$—	$64

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of August 31, 2009. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds’ website at www.caltrust.com or by calling (800) 225-8778.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2009, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds’ website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Note 6 - SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through October 28, 2009, issuance date of financial statements, and determined that no events have occurred that require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
California Investment Trust
San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of California Investment Trust, including the portfolios of investments, as of August 31, 2009 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund as of August 31, 2009, the results of their operations for the year then ended, the statement changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 28, 2009

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman & Trustee	Since August 1998
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
Christopher P. Browne	P.O. Box 387 San Francisco, CA 94104	02/07/67	Treasurer	Since October 2004

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Partners, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001.

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
Christopher P. Browne	Portfolio Manager, CCM Partners, 2004 to present; Manager, Autodesk, 2000 - 2004; Principal, Baystar Capital, 1998 - 2000.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust’s Advisor and Administrator.

California Investment Trust Board Approval of Investment Advisory Agreements (Unaudited)

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between CIT and CCM Partners (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 12, 2009, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners (“CCM”) for an additional one-year period ending March 31, 2010.

Prior to the meeting, the Independent Trustees requested information from CCM. This information, together with other information provided by CCM, and the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with CCM representatives and in a private session with independent legal counsel at which representatives of CCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

CCM, its personnel and its resources. The Board considered the depth and quality of CCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered CCM’s continuing need to attract and retain qualified personnel and, noting CCM’s additions over recent years, determined that CCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

The Board concluded that CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Equity Income Fund, it was noted that the performance of the Fund was in first quartile for the 1-year period, was in the second quartile over the quarter, 3-year and 5-year periods, and was in the third quartile for the 10-year period.

•
For the S&P SmallCap Index fund, it was noted that the performance of the Fund was in the first quartile for the 1-year period, and was in the second quartile over the quarter, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile for the 1-year period, and was in the second quartile over the quarter, 3-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the first quartile over the quarter, 1-year and 3-year periods, and was in the third quartile for the 5-year period.

•
For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile for the one-month (annualized), and was in the second quartile over the 12-month-to-date period.

•
For the Short-Term U.S. Govt. Bond fund, it was noted that the performance of the Fund was in the second quartile over the quarter, year-to-date, 1-year and 3-year (annualized) periods, and was in the third quartile for the 5-year (annualized) period.

•
For the U.S. Government Securities fund, it was noted that the performance of the Fund was in the first quartile for the year-to-date and 1-year periods, the second quartile over the quarter, 3-year (annualized) and 5-year (annualized) periods, and in the third quartile for the 10-year (annualized) period.

California Investment Trust Board Approval of Investment Advisory Agreements (Unaudited) – (Continued)

•	For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in first quartile for the 1-month (annualized) and 12 month-to-date periods.

•
For the California Tax-Free Income Fund, it was noted that the performance of the Fund was in the second quartile over the quarter, 3-year (annualized) and 10-year (annualized) periods, and in the third quartile for the year-to date, 1-year and 5-year (annualized) periods.

•
For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the first quartile over the quarter, year-to-date, 1-year, 3-year (annualized), 5-year (annualized), and 10-year (annualized) periods.

The Board ultimately concluded that CCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that CCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the industry average fees and expense levels of other funds in applicable categories from Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by CCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were below the industry average and that with respect to two-thirds of the Funds the management fees charged by CCM were significantly lower (by more than 10 basis points) than the industry averages for such Funds. The Board observed that each Fund’s total operating expenses were well below the industry average for other funds. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted the Funds are now paying for certain new administrative services that were previously provided to the Funds by CCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding CCM’s costs of providing services to the Funds, as well as the resulting level of profits to CCM. The Independent Trustees received a representation from CCM that its profits were not excessive and that CCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by CCM as a result of the reduction in assets under management due to recent market events. The Board noted its intention to monitor assets under management, and the resulting impact on CCM’s profitability, in order to ensure that CCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered CCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, CCM has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of CCM, a factor that was also considered by the Board. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – CCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

P.O.Box 387
San Francisco, CA 94104

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $120,000 for the fiscal year ended August 31, 2009 and $110,500 for the fiscal year ended August 31, 2008.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $25,200 for the fiscal year ended August 31, 2009 and $24,000 for the fiscal year ended August 31, 2008.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $3,400 for the fiscal year ended August 31, 2009 and $3,250 for the fiscal year ended August 31, 2008.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: Ocotber 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: Ocotber 30, 2009

By (Signature and Title)*	/s/ Christopher P. Browne
Christopher P. Browne, Treasurer
Date: Ocotber 30, 2009

* Print the name and title of each signing officer under his or her signature.